N-2 - USD ($)		Nov. 03, 2023	Mar. 31, 2023	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key		0001904800
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		811-23814
Document Type		N-2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		3
Entity Registrant Name		DESTINY ALTERNATIVE FUND (TEI) LLC
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
City Area Code		414
Local Phone Number		299-2270
Approximate Date of Commencement of Proposed Sale to Public		Nov. 03, 2023
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
MEMBER TRANSACTION EXPENSES:
Maximum Early Repurchase Fee
(as a percentage of repurchased amount)(1)	2.00%

(1)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of a Member’s purchase of the Units (on a “first in — first out” basis). An early repurchase fee payable by a Member may be waived by the Fund, in circumstances where the Board of Managers of the Fund (the “Board”) determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Member. See “TENDER/REPURCHASE PROCEDURES.”

Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	2.00%
Annual Expenses [Table Text Block]
ANNUAL EXPENSES:
(As a Percentage of Net Assets Attributable to Units)
Investment Management Fee(2)	0.75%
Shareholder Service Fees(3)	0.25%
Fees and Interest Payments on Borrowed Fund(4)	0.11%
Acquired Fund Fees and Expenses(5)	2.97%
Other Expenses(6)	4.37%
Total Annual Expenses(7)	8.45%
Less: Amount Paid or Absorbed Under Expense Limitation and Reimbursement Agreement(8)	2.87%
Net Annual Expenses(8)	5.58%

(2)	The Investment Management Fee is payable by the Master Fund but will be borne indirectly by Members as a result of the Fund’s investment in the Master Fund (through the Offshore Fund). The Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to, 0.75% on the first $30 million of the Master Fund’s net assets, 0.70% on net assets between $30,000,001 and $40,000,000, 0.65% on net assets between $40,000,001 and $50,000,000, and 0.60% on the Master Fund’s net assets greater than $50 million as determined as of the last business day of each calendar quarter. The Investment Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Units in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund.

(3)	The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain member services, pursuant to a written agreement.

(4)	“Fees and Interest Payments on Borrowed Funds” are based up on the estimated amounts that the Master Fund is expected to incur for the current fiscal year.

(5)	As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Master Fund. The private Underlying Funds in which the Master Fund expects to invest generally charge a management fee, which will range from 0% to 2.5% per annum of the Master Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 10% to 25% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Master Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Master Fund’s expenses of the Underlying Funds. The Acquired Fund Fees and Expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Master Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(6)	“Other Expenses” is an estimate based on anticipated aggregate net assets in the Fund and Master Fund and anticipated expenses for the current fiscal year of the Fund’s and Master Fund’s operations, and includes, among other things, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, escrow agent and custodian.

(7)	Total Annual Expenses and Net Annual Expenses will differ from the ratios of expenses to average net assets shown in the financial statements included in the Master Fund’s annual report, which will not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Underlying Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund and Master Fund.

(8)	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s investment management fee and other fees and expenses) (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Total Annual Expenses, but excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the average daily net assets of the Fund on an annualized basis (the “Expense Limit”). The current term of the Expense Limitation and Reimbursement Agreement continues until July 1, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.50%. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment. See “FUND AND MASTER FUND EXPENSES.”

Management Fees [Percent]	[2]	0.75%
Interest Expenses on Borrowings [Percent]	[3]	0.11%
Distribution/Servicing Fees [Percent]	[4]	0.25%
Acquired Fund Fees and Expenses [Percent]	[5]	2.97%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	4.37%
Total Annual Expenses [Percent]	[7]	8.45%
Waivers and Reimbursements of Fees [Percent]	[8]	2.87%
Net Expense over Assets [Percent]	[8]	5.58%
Expense Example [Table Text Block]	EXAMPLE
	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$75	$234	$382	$710

Expense Example, Year 01		$ 75
Expense Example, Years 1 to 3		234
Expense Example, Years 1 to 5		382
Expense Example, Years 1 to 10		$ 710
Purpose of Fee Table , Note [Text Block]

The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Members will bear directly or indirectly. “Other Expenses,” as shown above, includes, among other things, professional fees and other expenses that the Fund and the Master Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. For a more complete description of the various fees and expenses of the Fund and the Master Fund. See “MANAGEMENT OF THE FUND AND THE MASTER FUND — INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND AND MASTER FUND EXPENSES,” “TENDER/REPURCHASE PROCEDURES” and “TENDER OFFERS/OFFERS TO REPURCHASE.”

Basis of Transaction Fees, Note [Text Block]		as a percentage of repurchased amount
Other Expenses, Note [Text Block]		“Other Expenses” is an estimate based on anticipated aggregate net assets in the Fund and Master Fund and anticipated expenses for the current fiscal year of the Fund’s and Master Fund’s operations, and includes, among other things, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, escrow agent and custodian.
Acquired Fund Fees and Expenses, Note [Text Block]		As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Master Fund. The private Underlying Funds in which the Master Fund expects to invest generally charge a management fee, which will range from 0% to 2.5% per annum of the Master Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 10% to 25% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Master Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Master Fund’s expenses of the Underlying Funds. The Acquired Fund Fees and Expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Master Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The Fund’s investment objective is non-fundamental and may be changed by the Board without the approval of Members.

INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Fund seeks to achieve its investment objective by investing all or substantially all of its assets in the Offshore Fund, which in turn will invest all or substantially all of its assets in the Master Fund. The Master Fund and the Offshore Fund have the same investment objective as the Fund. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and will have no investment or other discretion over the Fund’s investable assets.

The Master Fund is a “fund of funds” that intends to invest primarily in hedge funds, private equity funds, growth equity funds and venture capital funds. The Master Fund may also invest to a lesser extent in credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies (including exchange-traded funds (“ETFs”)) and other types of investment vehicles (together with hedge funds, private equity funds, growth equity funds and venture capital funds, the “Underlying Funds”). Certain Underlying Funds may not be registered as investment companies under the Investment Company Act (such Underlying Funds, “private Underlying Funds”). The Underlying Funds employ a broad range of investment strategies, including relative value, long/short equity, event driven, private equity, growth equity, venture capital, and real estate strategies, and invest or trade in a wide range of securities (the “Master Fund Investments”). The Underlying Funds that pursue certain of these strategies, such as the private equity, growth equity, venture capital and real estate strategies, will generally be illiquid investments (such Underlying Funds, the “Illiquid Underlying Funds”) and typically require a multiple-year investment period during which investors such as the Master Fund will be required to commit capital to an Illiquid Underlying Fund from time to time and will not be permitted to withdraw or otherwise dispose of their investment in such Illiquid Underlying Fund. The Master Fund does not expect that it will invest more than 60% of its total assets in private Illiquid Underlying Funds. An Underlying Fund will be managed by a third-party investment adviser (each, an “Underlying Manager” and collectively, the “Underlying Managers”).

Descriptions of the principal strategies to be employed by the Underlying Funds are as follows:

●	Relative Value — This strategy focuses on identifying and exploiting spread relationships between pricing components of financial assets or commodities, either with respect to single assets or commodities or groups of assets or commodities whose prices are deemed to move in relation to each other. These strategies seek to avoid assuming any outright market risk, although the risk of loss may be significant if the Underlying Manager has incorrectly evaluated the nature or extent of the expected spread relationships.

●	Long/Short Equity — This strategy involves identifying securities that are mispriced relative to related securities, groups of securities, or the overall market. Long/short equity fund managers generally derive performance by establishing offsetting positions (a “long” and “short” position) based on perceived disparities in the relative values of the positions or portfolio of positions. Unlike “long only” managers, long/short equity managers will almost always have “short” positions in stocks and may also use a variety of other tools designed to enhance performance (e.g., leverage), mitigate risk and/or protect profits (e.g., market “puts” and “calls,” etc.). An Underlying Fund within the strategy may run a net “long” position; provided, however, that the net “long” position will typically be less than those included in a traditional “long” equity portfolio.

●	Event Driven — This strategy centers on investing in securities of companies facing a major corporate event. The goal is to identify securities with a favorable risk-reward ratio based on the probability that a particular event will occur. Such events include, but are not limited to, corporate events, such as restructurings, spin-offs and significant litigation (e.g., tobacco litigation). Opportunities in this area are created by the reluctance of traditional investors to assume the risk associated with certain corporate events.

●	Private Equity — This strategy seeks to generate capital appreciation through investments in private companies in need of capital. The strategy seeks to profit from, among other things, the inefficiencies inherent in these markets through valuation and due diligence analysis of available business opportunities.

●	Venture Capital — Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

●	Growth Equity — Growth equity investments are typically made in companies that are generating revenue and profits but need additional capital to scale their businesses. These investments are typically minority positions in high growth entities. Unlike venture capital investments, however, the risk is primarily in the execution of the business plan as opposed to technology or new market risk. Growth equity investments may mirror late-stage venture capital investments and occur in technology and healthcare markets. Other growth equity investments will be in service businesses with high growth potential.

●	Real Estate Strategies — These strategies invest in real estate and related investments such as: exchange- traded and privately-traded real estate investment trusts (“REITs”) and REIT-like entities; mortgage- backed securities and other securitized products; investments related to existing or newly constructed income-producing properties (including office, industrial, retail, and multi-family residential properties); raw land; mortgage loans; and real estate companies (companies that have substantial holdings in, or primarily own or manage, real estate; paper, lumber, hotel and entertainment companies; building supply manufacturers; and mortgage lenders and mortgage servicing companies).

The Master Fund, and the Underlying Funds in which it invests, may invest in U.S. and foreign securities, including in emerging markets. Neither the Fund nor the Master Fund can guarantee that its investment objective will be achieved or that the Master Fund’s strategy of investing in the Underlying Funds will be successful.

All trading for each Underlying Fund generally takes place under the authority of the Underlying Manager of such Underlying Fund. In managing an Underlying Fund, an Underlying Manager may trade, buy, sell (including sell short) and otherwise acquire, hold, dispose of (using margin and other forms of leverage) and deal in (directly and indirectly through other investment vehicles), financial instruments and other rights and interests in the primary or secondary markets, including, without limitation, listed and unlisted, registered and unregistered securities of various U.S. and international issuers, including, but not limited to, equity and equity-related securities (e.g., common stock, preferred stock, stock warrants and rights, convertible securities, “new issues” and indices related to any of the foregoing), ETFs, notes, bonds, commercial paper, debentures, repurchase and reverse repurchase agreements, warrants, debt instruments and other fixed income securities (corporate, derivative and governmental, rated and unrated, interest-only and principal-only and mortgage-backed), futures contracts and options on futures contracts traded on or subject to the rules of international exchanges or other boards of trade, forward contracts, other derivative instruments and commodity interests, including physical commodities, swap contracts and forward contracts; currencies (including US Dollars), investment contracts, limited partnership interests, membership interests, limited liability company interests, mutual fund shares, as well as listed and over-the-counter options and other derivative instruments (including credit derivatives) on all of the above instruments, and rights to acquire the same of public and private issuers throughout the world, other instruments, rights and interests in personal or real property, and such other instruments or interests as such Underlying Manager deems appropriate. All of the foregoing financial instruments in which an Underlying Manager may invest are hereinafter referred to collectively as “Financial Instruments.”

The Master Fund has applied for exemptive relief from the provisions of Sections 17(d) of the Investment Company Act to invest in certain investment transactions alongside other funds managed by the Investment Adviser or certain of its affiliates, subject to certain conditions. The Investment Adviser will not cause the Master Fund to engage in certain investments alongside affiliates unless the Master Fund has received an order granting an exemption from Section 17 of the Investment Company Act or unless such investments are not prohibited by Section 17(d) of the Investment Company Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance. However, there can be no assurance when or if the Master Fund will obtain such exemptive relief. Furthermore, even if the Master Fund is able to receive exemptive relief, the Master Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested.

Underlying Manager Selection Process

The Investment Adviser is responsible for the sourcing, selection and monitoring of the various Underlying Funds and their Underlying Managers. The Investment Adviser employs both quantitative and qualitative analysis, as well as operational due diligence and ongoing monitoring, as part of its multi-step Underlying Manager selection process.

The Investment Adviser specializes in identifying and vetting unique investment opportunities for inclusion on its investment platform. The investment process is a multi-step approach that evaluates a variety of factors, which may include the Underlying Manager’s investment thesis, strategy, portfolio construction, risk management, quality/depth of investment team, operational infrastructure and culture of compliance. Upon completion of the investment process, the Underlying Fund is formally presented to the Investment Adviser’s investment committee for final review and unanimous sign-off. Once approved, the Investment Adviser performs a series of on-going investment and operational analyses, which may include, but are not limited to, analysis of performance and exposure data, as well as conducting periodic calls and on-site visits with the Underlying Funds’ Underlying Managers.

Cash Management

It is expected that the Master Fund’s assets will not be fully invested at all times. The Master Fund may maintain a portion of its assets in cash, deposit, call or current accounts or invest in short-term instruments, such as short-term debt instruments, money market funds, government securities, certificates of deposit, bankers’ acceptances or similar cash equivalents, until such time when suitable investment opportunities become available, to meet the expense needs of the Master Fund and/or to fund Share repurchases or for such other purposes as may be determined by the Investment Adviser.

Temporary Defensive Measures

During temporary defensive periods, the Fund and the Master Fund may deviate from its investment policies and objective. During such periods, the Fund and the Master Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund and the Master Fund may not achieve its investment objective.

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Members. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. As defined in the Investment Company Act, when used with respect to particular Units of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the Units present at a meeting, if the holders of more than 50% of the Units are present or represented by proxy; or (ii) more than 50% of the Units, whichever is less.

The foregoing description of the Master Fund’s investment strategy represents the Investment Adviser’s present intentions in view of current market conditions and other factors. The Investment Adviser may change allocations among the foregoing strategies to the extent it determines that doing so will be in the best interest of the Master Fund. There is no assurance that the Fund or Master Fund’s investment objective will be achieved, and results may vary substantially over time. Any investment strategy described above pursued for the Master Fund is in the absolute and sole discretion of the Investment Adviser. The Fund is under no obligation to advise existing or potential investors of a change allocation among the investment styles or strategies described above.

Risk Factors [Table Text Block]
PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund and the Master Fund cannot guarantee that their investment objectives will be achieved or that the Master Fund’s strategy of investing in the Underlying Funds will be successful. An investment in the Fund and the Master Fund involves substantial risks, including the risk that the entire amount invested may be lost. The he Master Fund allocates its assets to Underlying Managers and invests in Underlying Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Various other types of risks are also associated with investments in the Fund and the Master Fund, including risks relating to the fund of funds structure of the Fund and the Master Fund and risks relating to the limited liquidity of the Units. Below is a list of principal risks of investing in the Fund and Master Fund. Different risks may be more significant at different times, depending on market conditions.

GENERAL RISKS

Limited Operating History. The Fund was organized on June 30, 2022 and has limited operating history. The Master Fund was organized on August 14, 2020 and registered with the SEC under the Investment Company Act on July 1, 2022. Accordingly, the Master Fund also has limited operating history as a registered investment company. The Investment Adviser has experience in managing investment funds that invest in unregistered investment companies or separate accounts whose investment advisers are hedge fund managers. In addition, the Investment Adviser may serve as investment manager for other pooled investment vehicles, including those registered with the SEC. Nonetheless, the Fund may not succeed in meeting its objective, and its NAV may decrease.

Lack of Operating History of Underlying Funds. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Units. Each of the Fund and the Master Fund have been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Units on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Units for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Units. Units are considerably less liquid than Units of funds that trade on a stock exchange, or Units of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Units that an investor tenders due to the illiquidity of the Fund’s investments or if the Members request the Fund to repurchase more Units than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Members may be unable to tender Units for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Members must submit a request to have their Units repurchased and the date they can expect to receive payment for their Units from the Fund. Members whose Units are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Units are valued for purposes of such repurchase. Members will have to decide whether to request that the Fund repurchase their Units without the benefit of having current information regarding the value of Units on a date proximate to the date on which Units are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Units during periods of financial market stress, the Board may offer to repurchase Units at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Units, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “TENDER/REPURCHASE PROCEDURES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and the underlying investments of the Fund. Also, because Units are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members unless called for under the provisions of the Investment Company Act.

Non-Diversified Status. The Fund and the Master Fund are “non-diversified” management investment companies. Thus, the Fund and the Master Fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Consequently, if one or more securities are allocated a relatively large percentage of the assets of the Fund and the Master Fund, losses suffered by such securities could result in a higher reduction in the capital assets of the Fund and the Master Fund than if such capital had been more proportionately allocated among a larger number of securities. The Fund and the Master Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Recent Market Circumstances. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Underlying Funds and the Master Fund hold, and may adversely affect the Fund’s, Underlying Funds’ and Master Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions led, and for an unknown period of time will continue to lead, to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID- 19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund, Master Fund and Investment Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund and the Master Fund, its portfolio and assets are protected. However, there can be no assurance that the Fund, the Master Fund, the Investment Adviser and service providers, or the Master Fund’s Underlying Funds, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Investment Adviser relies and could otherwise disrupt the ability of the Master Fund’s and Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Master Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose Units were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this Memorandum and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Master Fund’s investments, the Master Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Master Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates, such as those policy changes implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of efforts undertaken by the Fed to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are also unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Master Fund may make investments.

In addition, Russia’s military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Master Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Memorandum.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities which, coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Master Fund or one or more of its portfolio investments and how similar events may affect the ability of the Master Fund to execute its investment strategy.

Investment in the Offshore Fund. The Offshore Fund is not registered under the Investment Company Act, and is not subject to the investor protections offered thereby. The Fund, as an investor in the Offshore Fund, will not have the protections offered to an investor in registered investment companies. The Fund will control the Offshore Fund.

Changes in United States and/or Cayman Islands Law. If there are changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Offshore Fund, respectively, are organized, so as to result in the inability of the Fund and/or the Offshore Fund to operate as set forth in this Memorandum, there may be substantial effect on the Members. For example, if Cayman Islands law changes such that the Offshore Fund must conduct business operations within the Cayman Islands, or pay taxes, investors in the Fund would likely suffer decreased investment returns.

Borrowing; Use of Leverage. The Master Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Adviser may cause the Master Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements, options or other derivative instruments, or (iii) a combination of these methods. The Master Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Master Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits may not apply to the private Underlying Funds and, therefore, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain private Underlying Funds.

Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Limitations on Investment Opportunities. The business of identifying attractive investment opportunities and the right Underlying Managers is difficult and involves a high degree of judgment on the part of the Investment Adviser. Moreover, the historical performance of an Underlying Manager is not a guarantee or prediction of the future performance of an Underlying Fund managed by such Underlying Manager. The Master Fund will rely on the Underlying Managers to identify attractive investment opportunities for their respective Underlying Funds. The investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be able to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Master Fund will be able, indirectly through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to fully invest its capital.

Substantial Repurchases. Substantial requests for the Master Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Units. See “PRINCIPAL RISK FACTORS — CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF UNITS.”

High Portfolio Turnover. The Master Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Master Fund will have no control over this turnover. It is anticipated that the Master Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Master Fund from an Underlying Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment.

Industry Concentration Risk. Private Underlying Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Master Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Underlying Funds in which the Master Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Master Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Master Fund makes in the Underlying Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Private Underlying Funds are not generally required to provide current information regarding their investments to their investors, but the Master Fund will consider the investments of such private Underlying Funds to the extent that it has such information. Thus, the Master Fund and the Investment Adviser may not be able to determine at any given time whether or the extent to which Underlying Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions. For example, some exchanges are “principals markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a trade and not of an exchange or clearing organization. Trading on certain exchanges may involve the additional risks of expropriation, burdensome or confiscatory taxation, moratoriums and investment controls, or political or diplomatic events that might adversely affect an Underlying Fund’s trading activities. Trading in various countries is also subject to the risk of changes in the exchange rate between the base currency of a particular Underlying Fund and the currencies in which Financial Instruments traded on such exchanges are settled. Some futures exchanges require margin for open positions to be converted to the “home currency” of the contract. Additionally, some brokerage firms have imposed this requirement for all futures markets traded, whether or not it is required by a particular exchange. Whenever margin is held in a currency other than its base currency, the applicable Underlying Fund is exposed to potential gains or losses if exchange rates fluctuate.

Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Master Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Master Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Master Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Master Fund.

Underlying Funds Risk. Investments in certain Underlying Funds are subject to legal or contractual restrictions on their resale. Certain private Underlying Funds may not permit voluntary withdrawals or redemptions. To the extent that a private Underlying Fund permits voluntary withdrawals or redemptions, if the Master Fund requests a complete or partial withdrawal of its interest in such private Underlying Fund, the Underlying Manager of such private Underlying Fund generally may, in its discretion or at the election of the Master Fund, (i) not satisfy the Master Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Master Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Master Fund receives distributions in-kind from an investment, the Master Fund may incur additional costs and risks to dispose of such assets. In addition, certain private Underlying Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Master Fund. These may include, but are not limited to, lock- ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations. See “SPECIAL RISKS OF FUND OF FUNDS STRUCTURE — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS.”

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for units or interests in some of the Master Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Master Fund or the Underlying Funds in which the Master Fund invests. As a result, the Master Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Master Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Master Fund may value its direct investments and Underlying Funds at fair value. In addition, the portfolio investments of the Underlying Funds in which the Master Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. In general, fair value represents a good faith approximation of the current value of an asset. Members should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Master Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Master Fund and/or the Underlying Funds in which the Master Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Master Fund or an Underlying Fund.

The Master Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Units will be offered and at which the Units will be repurchased. Consequently, variance in the valuation of the Master Fund’s investments or in the valuation of the NAV of the Underlying Funds in which the Master Fund invests will impact, positively or negatively, the fees and expenses Members will pay, the price a Member will receive in connection with a repurchase offer and the number of Units an investor will receive upon investing in the Master Fund. The Master Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Units in connection with a repurchase offer. A subsequent decrease in the valuation of the Master Fund’s investments after a repurchase offer could potentially disadvantage remaining Members to the benefit of Members whose Units were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Master Fund’s investments could potentially disadvantage Members whose Units were accepted for repurchase to the benefit of remaining Members. Similarly, a subsequent decrease in the valuation of the Master Fund’s investments after a subscription could potentially disadvantage subscribing Members to the benefit of pre-existing Members, and a subsequent increase in the valuation of the Master Fund’s investments after a subscription could potentially disadvantage pre-existing Members to the benefit of subscribing Members. See “SPECIAL RISKS OF FUND OF FUNDS STRUCTURE — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS.”

Valuation of the Master Fund’s Units in Underlying Funds. The valuation of the Master Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Managers of such Underlying Funds, which valuations are generally not audited. A majority of the securities in which the Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Managers. In this regard, an Underlying Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. Pursuant to Rule 2a-5 under the Investment Company Act, the Board and Master Fund Board have designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund and Master Fund, respectively, to perform in good faith the fair value determination relating to all Fund and Master Fund investments, under the oversight of the Board and Master Fund Board. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee (the “Valuation Committee”). The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Investment Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Underlying Managers.

An Underlying Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time. Even if the Investment Adviser elects to cause the Master Fund to sell its interests in such a Underlying Fund, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Members should be aware that situations involving uncertainties as to the valuations by Underlying Managers could have a material adverse effect on the Master Fund and the Fund if the Underlying Manager’s, the Adviser’s or the Master Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the Offshore Fund, and the Master Fund, the investor bears asset-based and performance- based fees charged by the Fund and/or the Master Fund, in addition to any asset-based fees and performance- based fees and allocations at the Underlying Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, servicing fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Offshore Fund, the Master Fund and the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not invest through Underlying Funds.

Private Underlying Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Underlying Funds and the Master Fund and the Fund generally. Accordingly, an Underlying Manager to a private Underlying Fund with positive performance may receive performance-based compensation from the private Underlying Fund, and thus indirectly from the Fund and its Members, even if the overall performance of the Master Fund and the Fund is negative. Generally, asset-based fees payable to Underlying Managers of the private Underlying Funds will range from 0% to 2.5% (annualized) of the commitment amount of the Master Fund’s investment, and performance-based fees or allocations are typically 10% to 25%, although it is possible that such amounts may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote. To the extent that the Master Fund owns less than 5% of the voting securities of each Underlying Fund, it may be able to avoid that any such Underlying Fund is deemed an “affiliated person” of the Master Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Master Fund and other clients of the Investment Adviser). To limit its voting interest in certain private Underlying Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. These voting waiver arrangements may increase the ability of the Master Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Master Fund will not be able to vote on matters that require the approval of such private Underlying Fund’s investors, including matters which may be adverse to the Master Fund’s and the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Master Fund owns less than 5% of the voting securities of an Underlying Fund. If the Master Fund is considered to be affiliated with an Underlying Fund, transactions between the Master Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

SPECIAL RISKS OF FUND OF FUNDS STRUCTURE

No Registration. Private Underlying Funds are not registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the private Underlying Funds. In addition, private Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the private Underlying Funds cause the Master Fund to be above specified levels of ownership in certain investment strategies. Although the Master Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Master Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Other Investment Companies. The Master Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Master Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Master Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Master Fund or (iii) more than 5% of the Master Fund’s total assets would be invested in any one investment company. In some instances, the Master Fund may invest in an investment company in excess of these limits. For example, the Master Fund may invest in other registered investment companies, such as closed-end funds and ETFs, in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Master Fund serves as an “underlying fund” to another investment company, the Master Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Master Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

Closed-End Funds. The Master Fund may invest in Underlying Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees and performance- based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Master Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Private Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally. Accordingly, an Underlying Manager to a private Underlying Fund with positive performance may receive performance-based compensation from the private Underlying Fund, and thus indirectly from the Fund and its Members, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the private Underlying Funds will range from 0% to 2.5% per annum of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 10% to 25% of a private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Master Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Master Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints of Underlying Funds. Since the Master Fund may make additional investments in or affect withdrawals from an Illiquid Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Master Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Units. The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund. Therefore, the Master Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so. Some Underlying Funds may impose early redemption fees while others may not. This may adversely affect the Master Fund’s investment return or increase the Master Fund’s expenses and limit the Master Fund’s ability to make offers to repurchase Units from Members.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Master Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Members and therefore would seek to dispose of these securities in a manner that is in the best interests of the Master Fund.

Limitations on the Master Fund’s ability to withdraw its assets from Underlying Funds may, as a result, limit the Master Fund’s ability to repurchase Units. For example, private Underlying Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Master Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Units will be withdrawals from Underlying Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Units for repurchase.

Valuation of Private Underlying Funds. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers to private Underlying Funds, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by private Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the private Underlying Fund continues to be an appropriate investment for the Master Fund. The Master Fund may be unable to sell interests in such a private Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Master Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of private Underlying Funds are completed.

Indemnification of Private Underlying Funds. The Underlying Managers of private Underlying Funds often have broad indemnification rights and limitations on liability. The Master Fund may also agree to indemnify certain of the private Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the private Underlying Funds.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Master Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Master Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Master Fund and other clients of the Investment Adviser. To limit its voting interest in certain private Underlying Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular private Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Master Fund and its other clients in the particular private Underlying Fund. Rights may not be waived or contractually limited for a private Underlying Fund that does not provide an ongoing ability for follow-on investment, such as a private Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Master Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the private Underlying Fund, including matters adverse to the Master Fund’s interests.

Although the Master Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Master Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Master Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Master Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

Control Over Underlying Managers. The Master Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Master Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s or Master Fund’s investment objective.

SPECIFIC INVESTMENT RISKS

Equity Securities. The Underlying Funds will trade equity securities. Common stock and similar equity securities generally represent the most junior position in an issuer’s capital structure and, as such, generally entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims to such assets have been satisfied. Holders of common stock generally are entitled to dividends only if and to the extent declared by the governing body of the issuer out of income or other assets available after making interest, dividend and any other required payments on more senior securities of the issuer. The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions and general economic environments. The Underlying Funds may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of issuers domiciled in developed or in emerging countries. The Underlying Funds may invest in equity securities regardless of market capitalization, including micro- and small-cap companies. The securities of smaller companies may involve more risk and their prices may be subject to more volatility. The Underlying Funds may also invest in distressed equity securities, which are generally considered to be riskier, speculative and relatively illiquid.

Private Placements. Certain private investments in which the Underlying Funds may invest may offer the opportunity for significant gains, but also involve a high degree of risk, including the complete loss of capital. Among these risks are the general risks associated with investing in companies operating at a loss or with substantial variations in operating results from period to period and investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more expansive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. The Underlying Funds may invest in the form of equity or “equity linked” securities. As a result, the rights or claims of the Underlying Funds may be subordinate to those of other parties, including debt or senior equity holders, in the event of the failure of any company in which the Underlying Funds invest. The companies in which the Underlying Funds invest may be thinly traded and undercapitalized and therefore may be more sensitive to adverse business or financial developments. In the event that a company in which the Underlying Funds invest is unable to generate sufficient cash flow or raise additional equity capital to meet its projected cash needs, the value of the Underlying Funds’ investment in such company could be significantly reduced or even lost entirely. Business risks may be more significant in smaller or development- stage companies in which the Underlying Funds invest, including intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Profits of the Underlying Funds, if any, may be derived from a relatively small number of their investments in private placements. The goal of making investments in companies that will provide superior investment returns will be difficult to achieve. There is no guarantee that the Underlying Funds will be able to invest their capital on attractive terms or that returns on such investments will exceed returns on alternative investments available to prospective investors in the Fund. The ability of the Underlying Funds to liquidate their positions and generate profits from their investments in private placements may also be adversely affected by a failure of the companies in which they invest to comply with registration, conversion, exchange or other obligations under the agreements pursuant to which such securities have been sold to the Underlying Funds.

PIPE Transactions. The Underlying Funds’ portfolios may include restricted securities purchased directly from an issuer in a private placement (i.e., in a PIPE Transaction). Such securities may consist of shares of common stock, convertible notes, warrants and/or other securities convertible into, or exercisable for, shares of common stock. PIPE Transactions present various risks, including the following:

(i)	Lack of Liquidity / Restricted Securities: In the case of restricted securities other than shares of common stock, there may never be any market for such securities, and in the case of restricted shares of common stock, there is likely to be no market for such shares unless and until the shares are registered for resale (as discussed below) or they become eligible for public resale pursuant to Rule 144 after a holding period (six (6) months as of the date of this Memorandum), and subject in certain cases to other requirements and limitations imposed by such Rule). One of these requirements is “current public information” (i.e., the issuer has filed its quarterly and annual reports). For resales by non-affiliates, this requirement is no longer applicable after the expiration of a one-year holding period, except that this requirement remains in effect if the issuer was a “shell company.” Accordingly, Rule 144 will not be available for any resales of securities of a former “shell company” if the company is not current in the filing of its periodic reports.

Even if registered or publicly resalable under Rule 144, such securities may be thinly-traded, making sales of such securities at desired prices or in desired quantities (or hedging of the risk associated with holding such securities) difficult or impossible, and even after registration, there may be periods in which the registration statement is unavailable or insufficient for the desired sales. Private (as opposed to public) resales of restricted securities, if possible, may be at substantial discounts to the prices at which such securities trade in the public markets (to the extent such markets exist), and it may be extremely difficult at times to value any such securities accurately. In this regard, the Underlying Funds investing in PIPE Transactions may determine to pay withdrawal proceeds partly or completely through in-kind distributions of securities.

Typically, an investor (such as the Underlying Funds) in a PIPE Transaction requires that the issuer agree to register for resale from time to time by the investor the shares of common stock received (or underlying the convertible securities and/or warrants received) in the transaction. Such shelf registration is dependent on the issuer’s compliance with such obligations (See “— CONTRACTUAL RISK” below). As indicated above, the liquidity afforded by resale “shelf” registration is often important to the investor’s ability to realize the value of its investment. The SEC has taken the position (through the registration statement comment process and in public statements) that investors (such as the Underlying Funds) in certain PIPE offerings (particularly where the securities have a conversion or exercise price that floats with, or is subject to reset based upon, changes in the issuer’s stock price and where the issuer has a “public float” of its common equity of at least $75 million) may be deemed “underwriters” of offerings by the issuer and that, accordingly, the resale registration statements are for primary, rather than secondary, offerings. In such cases, to avoid such characterization, the issuer may only be able to register a portion of the shares held by (or underlying the convertible securities and/or warrants held by) the investor (possibly with the ability to register additional shares at a later date), and in any event, the registration process may be delayed. The potential lack of liquidity for the investor could reduce the value of the investment.

(ii)	Contractual Risk: In addition to general contractual obligations related to a particular security (e.g., in the case of a debt security, the obligation of the issuer to pay interest and repay principal with respect to such debt security), PIPEs investments generally involve contractual obligations by the issuer of such securities requiring the issuer to take certain actions, such as registering securities for resale and, in the case of convertible securities or warrants, issuing the underlying securities upon conversion of the convertible securities or exercise of the warrants. In order for the applicable Underlying Funds’ investment strategies to be effective, the issuer of such securities must abide by its contractual obligations. If an issuer fails to meet its contractual obligations, the Underlying Funds may be unable to dispose of the securities at their market prices, if at all, or may experience substantial delays in doing so, and thus the Underlying Funds (and, indirectly, the Master Fund) may not be able to realize the anticipated profit with respect to such investment for a substantial period of time, if ever. Additionally, the Underlying Funds investing in PIPE Transactions may become involved in costly litigation to enforce its rights under its contractual obligations with issuers.

(iii)	Regulatory Framework: When an Underlying Fund is provided with information regarding a proposed PIPE Transaction prior to its public announcement, the Underlying Fund will likely be in possession of material nonpublic information regarding the issuer of the securities that it has agreed to keep confidential. In most cases, trading on the basis of such information, including short selling, will be a violation of the insider trading laws. Accordingly, at least for a period of time, the applicable Underlying Fund may be unable to engage in any trading activities with respect to the issuer of such proposed PIPE, even if the Underlying Fund does not elect to participate in the PIPE Transaction and even if the Underlying Fund already holds a position in securities of such issuer.

The issuer in a PIPE Transaction typically relies on the “private placement” exemption under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”), and Rule 506 of Regulation D thereunder. In order to qualify for this exemption, an issuer will require each PIPE investor to represent that it is purchasing the securities with investment intent and not with a view to distribution. Short selling and other hedging activities, before and possibly even after the pricing and/or public announcement of a PIPE Transaction, may raise questions about the investment intent of the investor and, accordingly, the veracity of its investment representation. Absence of investment intent may cause the investor to be deemed a statutory underwriter with respect to the securities of the issuer in the PIPE Transaction, creating liability risks and potentially causing the issuer’s short selling or other hedging activities to constitute violations of the registration requirements imposed by the securities laws. Whether particular short selling or other hedging activities in fact impair investment intent may depend upon the timing and magnitude of these activities, but the SEC has given little guidance in this area. Additionally, shares underlying a short sale are deemed to be sold at the time of such short sale. The SEC has taken the position that a PIPEs investor that sells short prior to the effectiveness of the registration statement registering the shares issued in the PIPE cannot cover those short sales with the subsequently registered shares (i.e., covering with the PIPE registered shares would be a violation of Section 5 of the 1933 Act) or engage in certain transactions which have an equivalent effect. As a result of the applicable securities regulations and the SEC’s interpretations thereof, an Underlying Fund may be limited in its ability to hedge the risks associated with PIPE investments or in other securities held by the Underlying Fund of an issuer in which the Underlying Fund is making a PIPE investment (assuming that, but for such regulations and interpretations, such hedging would be possible).

(iv)	Risk of PIPEs Investigation: In recent years, the SEC and other authorities have conducted a number of investigations into short selling and other trading activities of placement agents and hedge fund managers in connection with PIPE Transactions, focusing on activities that may violate the insider trading and stock manipulation laws. These investigations have led in several cases to enforcement actions and, in a few cases, to criminal charges being brought against entities and persons involved in PIPE Transactions. These investigations and actions, together with the SEC’s focus on PIPE registration issues (as discussed above), indicate that certain PIPE Transactions and related activities are a concern for the SEC. The SEC may target individuals and entities involved in PIPE Transactions for investigation in the future. If an Underlying Fund were the subject of any such investigation, it could be required to devote substantial resources to responding to the authorities and any such investigation could adversely affect the flow of PIPE investment opportunities to such Underlying Fund. In addition, if any placement agent that originates PIPEs in which an Underlying Fund invests were to be the subject of such an investigation, such entity’s business may be impeded during the duration of the investigation, which could limit the supply of PIPEs available to the Underlying Fund.

(v)	Foreign Regulation: The Underlying Funds may engage in PIPEs transactions that involve companies located outside of the United States. Such transactions may not be regulated by the SEC and may be subject to different regulatory frameworks and more risks than PIPEs transactions involving companies located in the United States, such as the risks of expropriation, burdensome taxation, moratoria or political or diplomatic events. In addition, there may be risks associated with reduced or less reliable information about non-U.S. issuers and markets, less stringent accounting standards and/or illiquidity of securities or markets.

Small- to Micro-Cap Stocks. The Underlying Funds may invest in small- to micro-cap companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strength of larger corporations. In addition, the Underlying Funds may be unable to sell certain small- or micro-cap stocks at an advantageous time or price. In many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. Also, due to thin trading in some of these stocks, an investment in these stocks may be considered less liquid than an investment in many larger-capitalization stocks, making purchases or sales at desired prices or in desired quantities more difficult. When making large sales, the Underlying Funds may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of the securities of smaller companies. Accordingly, such stocks may be required to be held for a lengthy period of time and often require more time to sell and result in higher selling expenses than does the sale of securities for which there is an active market.

Foreign Investing Risk

Foreign investments by the Master Fund and the Underlying Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of certain investments may be restricted, requiring the Underlying Funds to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs which adversely affect the returns sought by the Master Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:

●	unfavorable changes in currency rates and exchange control regulations;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	difficulty in obtaining or enforcing a judgment;

●	increased brokerage commissions and custody fees; and

●	increased potential for corrupt business practices in certain foreign countries.

As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Underlying Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Master Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Underlying Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.

The Master Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Master Fund.

Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Master Fund’s investment in a particular real asset or in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting certain investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Investment Adviser intends to manage foreign investments in a manner that it believes will minimize the Master Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Master Fund to suffer losses.

The Master Fund and Underlying Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (“UK”). In June 2016, the UK approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Master Fund and Underlying Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

In addition to the risks associated with foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “EMERGING MARKETS RISK.”

Emerging Markets Risk.

Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations, and the Master Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries may have operating expenses that are higher than funds investing in other securities markets. Emerging market countries also may have different clearance and settlement procedures than in the U.S., including significantly longer settlement cycles for purchases and sales of securities, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in the Master Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when the Master Fund’s assets are uninvested and no return is earned thereon. The Master Fund’s inability to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Master Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of such portfolio security or, if the Master Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer. Emerging market countries have and may in the future impose capital controls, foreign currency controls and repatriation controls. In addition, some currency hedging techniques may be unavailable in emerging market countries, and the currencies of emerging market countries may experience greater volatility in exchange rates as compared to those of developed countries.

Currency and Exchange Rate Risks. The Underlying Funds may invest in Financial Instruments denominated in currencies other than the U.S. Dollar or in Financial Instruments which are determined with references to currencies other than the U.S. Dollar. The Underlying Funds, however, will generally value their assets in U.S. Dollars. To the extent unhedged, the value of the Underlying Funds’ assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the other currencies in which the Underlying Funds may make investments will reduce the effect of increases and magnify the U.S. Dollar-equivalent of the effect of decreases in the prices of the Underlying Funds’ Financial Instruments in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Underlying Funds’ non-U.S. Dollar Financial Instruments. The Underlying Funds may or may not attempt to hedge against currency fluctuations in their sole discretion, but even if the Underlying Funds do attempt to hedge against such fluctuations, there can be no assurance that such hedging transactions will be effective.

Non-Reporting Stocks. The Underlying Funds may make investments in public companies whose shares are quoted on the “pink sheets”. Pink sheet stocks are over-the-counter securities that do not meet the listing standards required to trade on Nasdaq, the American Stock Exchange or other major stock exchanges due to their limited capitalization, the limited number of shares outstanding and/or its non- reporting status. Pink sheet stocks are small, thinly-traded issues that often carry a great deal of risk. For instance, pink sheet stocks are not very liquid, and as such, bid/ask spreads are wide. In addition. online quotes for these securities are not firm, but rather merely provide indications of price. Accurate information about pink sheet stocks is often difficult to obtain because many companies whose shares are traded on the pink sheets are not required to file their financial reports with the SEC. Pink sheet stocks are also speculative in nature because many of these firms are still in the early development stages and have no proven track record. While many are legitimate businesses, the lack of reliable data and readily available public information makes them susceptible to fraud and manipulation.

“New Issues.” The Underlying Funds may invest in “new issues” (defined as any initial public offering of an equity security). The purchase of “new issues” involves greater risk than securities trading in general. The prices of new issues may not increase as expected and, in fact, may decline more rapidly. While most people assume that new issues will trade at a premium to their issue price until they are liquidated, there is no guarantee that this will occur. In order for the Master Fund to invest in Underlying Funds that trade “new issues,” each investor in the Master Fund must represent and warrant in the Subscription Documents that it either is or is not restricted from participating in such new issues pursuant to Financial Industry Regulatory Authority (“FINRA”) Rules 5130 and 5131, and the Fund will be relying on such representations and warranties in engaging in its business activities..

Trading in Options. Among the Financial Instruments that the Underlying Funds may trade are options. An option is a right, purchased for a certain price, to either buy or sell the underlying instrument or product during or at the end of a certain period of time for a fixed price. The risks in trading options are different from the risks in trading the underlying instruments or products, and trading in options can provide a greater potential for profit or loss than an equivalent investment in the underlying asset. For example, if an Underlying Fund buys an option (either to sell or buy an underlying instrument or product), it will be required to pay a “premium” representing the market value of the option. The value of an option may decline because of a decline in the value of the underlying asset relative to the strike price, the passage of time, changes in the market’s perception as to the future price behavior of the underlying asset or any combination thereof. Unless the price of the underlying instrument or product changes and it becomes profitable to exercise or offset the option before it expires, the Underlying Fund may lose the entire amount of the premium. Conversely, if an Underlying Fund sells an option (either to sell or buy an underlying instrument or product), it will be credited with the premium but will have to deposit margin with such Underlying Fund’s Broker due to its contingent liability to deliver or accept the underlying instrument or product in the event the option is exercised. Sellers of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of an asset at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. The ability to trade in or exercise options may be restricted in the event that trading in the underlying instrument or product becomes restricted.

Trading in ETFs. The Master Fund and Underlying Funds may invest in exchange-traded funds (“ETFs”). ETFs are traded like stocks on stock exchanges such as the American Stock Exchange. Accordingly, although investments in mutual funds and ETFs are subject to similar risks, ETFs have certain unique risks not shared by mutual funds. Some of the risks of investments in ETFs include the following:

(i)	General Risks — An investment in ETFs comprised of publicly traded stocks are subject to the risks that impact the portfolio of underlying stock, including market risks resulting from such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. In addition, investment techniques such as short selling and margin debt may be used with ETFs which would expose the Underlying Funds to the risks associated with those investment techniques.

(ii)	ETF Trading — It is possible for the value of ETFs to fall or to rise more slowly than the stock market as a whole. Risk is also involved in ETF selection. Unlike open-ended mutual funds, ETFs may potentially trade above or below the value of their underlying portfolios. While most ordinary mutual funds can only be bought or sold at the end of the day at the calculated NAV of the fund, ETFs may be purchased or sold throughout the day at prices that are not guaranteed to match the underlying value of the stocks in the portfolio. Accordingly, the Underlying Funds could be exposed to corrective forces if they inadvertently purchase an ETF at a premium to the underlying value of the stocks in the ETF.

(iii)	Layering of Fees — With respect to the Underlying Funds’ investments in ETFs, the Master Fund’s direct fees and expenses, coupled with its indirect fees and expenses at both the Underlying Fund and ETF levels, results in multiple levels of fees and greater expense than would be associated with direct investment.

(iv)	International ETFs — ETFs comprised of foreign securities may be highly volatile in nature. In general, foreign markets are not as liquid and do not have pertinent information disseminated as efficiently as United States markets. International investments may also involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic or political instability in other nations.

(v)	Trading in Specialty or Sector ETFs — The Underlying Funds may invest a portion of their assets in ETFs that are industry, sector or capitalization specific, and thereby may be subject to the volatility attendant with such a specialized focus.

(vi)	Distributions from ETFs — The tax regulations pertaining to ETFs generally cause them to distribute their taxable gains in the form of a dividend near year-end. The share price of the ETF would generally drop by a corresponding amount on the ex-dividend date of the distribution. Such distributions are made on a pro rata basis without regard to the actual gains or losses an individual ETF shareholder may have sustained. Accordingly, investors who have real economic gain less than the amount of the dividend may then have a motivation to sell those ETF shares to claim the drop in share price as a capital loss and thereby offset the income distribution. However, wash sale rules require that the investor not re-invest for 31 days in order to claim the capital loss deduction. Accordingly, tax strategies employed by other investors may increase the price volatility of ETF shares and of securities owned by such ETFs at times near to the distribution of such a dividend. Similarly, the Underlying Funds may elect to manage their taxable income by avoiding certain ETFs during their income distributions, thereby introducing an additional element of risk into their timing models.

Warrants and Rights. The Underlying Funds may invest in warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Bonds and Other Fixed Income Securities. The Underlying Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The Underlying Funds may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Over-the-Counter and Other Derivative Instruments in General. The Underlying Funds may use various derivative instruments, including futures, options, forward contracts, swaps and other derivatives which may be volatile and speculative. Certain positions may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Use of derivative instruments presents various risks, including the following:

(i)	Tracking: When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent an Underlying Manager from achieving the intended hedging effect or expose the Underlying Fund to the risk of loss.

(ii)	Liquidity: Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets an Underlying Manager may not be able to close out a position without incurring a loss for the Underlying Fund.

(iii)	Leverage: Trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by an Underlying Fund and could cause its assets to be subject to wider fluctuations than would be the case if the Underlying Fund did not use the leverage feature in derivative instruments. See “BORROWING; USE OF LEVERAGE” above.

(iv)	Over-the-Counter Trading: Certain derivative instruments may not be traded on an exchange. Over-the-counter Financial Instruments that may be purchased or sold by the Underlying Funds may include swap transactions, forward foreign currency transactions and bonds and other fixed income securities. Over-the-counter Financial Instruments, unlike exchange traded Financial Instruments, are two-party contracts with price and other terms negotiated by the buyer and the seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Underlying Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. Because performance of over-the-counter Financial Instruments is not guaranteed by any exchange or clearinghouse, the Underlying Funds will be subject to the risk of the inability or refusal to perform with respect to such Financial Instruments on the part of the counterparties with which they trade. Any such failure or refusal, whether due to insolvency, bankruptcy or other causes, could subject the Underlying Funds to substantial losses.

(v)	Lack of Regulation: Financial Instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded Financial Instruments and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. The counterparty to an over-the-counter Financial Instrument entered into by an Underlying Fund may not be subject to the same credit evaluation and regulatory oversight as are members of exchange based markets. The same may be true with respect to Financial Instruments traded on certain types of alternative exchanges (e.g., exempt commercial markets) that are less regulated than traditional securities, commodities and futures exchanges.

(vi)	Market Conditions: Recent events in the financial markets resulting in the failure of large institutions that serve as counterparties to many over-the-counter Financial Instruments have resulted in greater illiquidity of such instruments and heightened concern for counterparty risk.

Credit Default Swaps. The Underlying Funds may enter into credit default swaps. In general, a credit default swap is a type of over-the-counter credit derivative between two counterparties whereby one counterparty (the “purchaser”) is obligated to pay the other counterparty (the “seller”) a periodic stream of payments (“premiums”) over the term of the contract, in return for the seller’s obligation to pay the purchaser upon the occurrence of a credit event (e.g., bankruptcy, failure to pay, obligation acceleration or restructuring) with respect to an underlying reference obligation or reference obligor. The Underlying Funds may stand on either side of a credit default swap (i.e., either as the purchaser or the seller). Credit default swaps are non-standardized, privately negotiated transactions and the payment by the seller to the purchaser is contingent upon the occurrence of a credit event as defined in the swap transaction documents, which definition may be more expansive or narrow than what would normally be viewed as a default by the reference obligor, whether under the reference obligation or otherwise. In addition to the risk of non-performance of the counterparty, there is an inherent risk in being able to predict the likelihood of a credit event under a credit default swap. Also, credit default swaps generally are traded over-the-counter and not on an organized market, which may make them illiquid and difficult to value. If an Underlying Fund is the purchaser under the swap agreement and no credit event occurs, the Underlying Fund will not recoup the premiums it paid to the seller. Likewise, if the Underlying Fund is the seller under the swap agreement, it may be required to pay an amount upon the occurrence of a credit event that far exceeds the periodic premium payments received by the Underlying Fund under the swap agreement. Certain Underlying Funds may rely on the use of credit default swap transactions to hedge their exposure to the debt of underlying issuers. Any significant dislocation in the financial markets may make it more difficult for Underlying Funds to enter these transactions and, therefore, may increase the costs to the Underlying Funds of hedging such exposures (or prevent them from doing so entirely), potentially resulting in lower returns and/or greater risk to investors.

Enhanced Regulation of Short Sales and Credit Default Swaps. The E.U. Regulation on Short Selling (the “Short Selling Regulation”) places restrictions and disclosure requirements on persons taking short positions in E.U. shares and sovereign bonds and prohibits entering into uncovered credit default swaps in relation to E.U. sovereign debt (i.e., where the investor does not have an exposure that it is seeking to hedge either to the sovereign debt itself or to assets or liabilities whose value is correlated to the sovereign debt). In addition, the Short Selling Regulation permits the competent authorities of E.U. member states to prohibit or restrict short sales, limit sovereign credit default swaps and impose emergency disclosure requirements, among other things, during times of stressed markets. Competent authorities may also restrict short sales of individual securities which have suffered a significant fall in price in a single day.

The provisions of the SEC rules and the Short Selling Regulation may hinder an Underlying Fund’s investment program by preventing it from taking positions that the Underlying Manager of such Underlying Fund considers favorable. They may also result in overvaluations of certain securities due to restrictions on market efficiency. In addition, the SEC’s “Circuit Breaker Uptick Rule” and the emergency powers granted under the Short Selling Regulation to competent authorities during times of stressed markets and with respect to individual securities, may adversely affect an Underlying Fund by preventing it from taking hedging positions or other positions that the Underlying Manager of such Underlying Fund considers to be in such Underlying Fund’s best interests. The imposition of emergency measures under the Short Selling Regulation could, therefore, result in substantial losses to an Underlying Fund.

Commodities and Futures Trading. The Underlying Funds may invest in commodities and futures contracts. Substantially all trading in commodities and futures has as its basis a contract to purchase or sell a specified quantity of a particular asset for delivery at a specified time, although certain Financial Instruments, such as market index futures contracts, may be settled only in cash based on the value of the underlying composite index. Futures trading involves trading in contracts for future delivery of standardized, rather than specific, lots of particular assets.

(i)	Volatility: Futures prices are highly volatile. Price movements for the futures contracts and options on futures contracts which an Underlying Manager may trade are influenced by, among other things, changes in supply and demand relationships, weather, agricultural, trade, fiscal and monetary programs and policies of governments, U.S. and foreign, political and economic events and policies, changes in national and international interest rates and rates of inflation, currency controls, devaluations and revaluations, and sentiments of the marketplace. Governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. No assurance can be given that the Underlying Funds will be profitable or that they will not incur substantial losses.

(ii)	Position Limits: The CFTC and certain exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in particular commodities. All commodity accounts owned, held, controlled or managed by an Underlying Manager or its principals and affiliates, including accounts of other clients for which the Underlying Manager acts as commodity trading advisor, will be combined for position limit purposes with the positions held in the Underlying Manager’s Underlying Fund. It is possible that trading decisions of an Underlying Manager may have to be modified and that positions held by an Underlying Fund may have to be liquidated to avoid exceeding such limits. Certain non-U.S. exchanges are not subject to position limits.

(iii)	Price Limits: U.S. commodity exchanges may limit fluctuations in futures contracts prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” In addition, even if futures prices have not moved beyond the daily limit, an Underlying Manager may not be able to execute futures trades at favorable prices if little trading in such contracts is taking place (i.e., there is a “thin” market).

(iv)	Margin: Futures are typically traded on “margin.” The “margin” is the amount of escrow or performance bond deposit that an Underlying Fund will have to make and maintain with its FCMs to secure its future obligation to close out open positions. The initial margin requirements may be satisfied by the deposit of cash (or, in some U.S. markets, certain U.S. Government obligations). The open positions must be “marked to market” daily, requiring additional margin deposits if the position reflects a loss that reduces an Underlying Fund’s equity below the level required to be maintained and permitting release of a portion of the deposit if the position reflects a gain that results in excess margin equity. The level of margin that must be maintained for a given position is sometimes subject to increase, requiring additional cash outlays. In the futures markets, margin deposits are typically low relative to the value of the futures contracts purchased or sold. Such low margin deposits result in a high degree of leverage. Because margin requirements normally range upward from as little as 2% or less of the total value of the contract, a comparatively small commitment of cash or its equivalent may permit trading in futures contracts of substantially great value. As a result, price fluctuations may result in a contract profit or loss that is disproportionate to the amount of funds deposited as margin. Such a profit or loss may materialize suddenly, since the prices of futures frequently fluctuate rapidly and over wide ranges, reflecting both supply and demand changes and changes in market sentiment.

(v)	Size of Underlying Managers’ Accounts: Depending upon the size of an Underlying Fund, it may be difficult or impossible for the Underlying Manager to take or liquidate a position in a particular commodity, method or strategy due to the size of the accounts which may be managed by such Underlying Manager.

Security Futures Contracts. The Underlying Funds may trade security futures contracts. Security futures contracts include both futures contracts on single stocks and futures contracts on narrow-based securities indices. They are treated as both futures and securities and, therefore, are subject to the joint jurisdiction of the SEC and the CFTC. Security futures contracts are subject to the same risks as other securities, as well as to the greater volatility and risks of futures trading. Since they are relatively new products, security futures contracts have relatively low liquidity and limited trading history.

Exchanges for Related Products. The Underlying Funds may engage in exchange for related products (“EFRPs”) transactions, including in exchanges of futures for physicals (“EFPs”). An EFRP is a transaction permitted under the rules of many futures exchanges in which two parties may exchange futures positions without making an open, competitive trade on the exchange. In general, the buyer of the physical commodity buys the corresponding futures contract, while the seller of the physical commodity sells that futures contract. The prices at which such transactions are executed are negotiated between the parties. If an Underlying Fund were prevented from such trading as a result of regulatory changes, the Underlying Fund’s performance could be adversely affected.

Forward Trading. The Underlying Funds may enter into forward contracts in the over-the-counter markets. Forward contracts and options thereon, unlike exchange traded futures contracts and options on futures contracts), are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals that deal in the forward markets are not required to continue to make markets in the commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Trading in Currencies. The Underlying Funds may trade currencies and related Financial Instruments in interbank and forward contract markets. An Underlying Fund may be exposed in the interbank market to risks associated with any government or market action that might suspend or restrict trading or otherwise render illiquid, in whole or in part, the Underlying Fund’s position. An Underlying Manager may trade currencies and financial instruments in interbank and forward contract markets which the Underlying Manager believes to be well-established and of recognized standing. The Underlying Manager may effect such trades with Brokers and other market participants which it believes to be creditworthy.

Repurchase Agreements and Reverse Repurchase Agreements. The Underlying Funds may enter into repurchase and reverse repurchase agreements. Repurchase agreements involve the sale of a Financial Instrument by an Underlying Fund and its agreement to repurchase the Financial Instrument at a specified time and price (thereby financing the Underlying Fund’s acquisition of such Financial Instrument). If the party to whom such Financial Instrument is sold should default, as a result of bankruptcy or otherwise, an Underlying Fund may not be able to recover the Financial Instruments sold, which could result in a loss to the Underlying Fund if the value of such Financial Instruments has increased over their repurchase price. Similarly, entering into reverse repurchase agreements involves certain risks. A reverse repurchase agreement involves the purchase of a Financial Instrument by an Underlying Fund from a Broker that agrees to repurchase the Financial Instrument at the Underlying Fund’s cost plus interest within a specified time. Under a reverse repurchase agreement, an Underlying Fund continues to receive any principal and interest payments on the underlying Financial Instrument during the term of the agreement. If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, an Underlying Fund may seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the Financial Instruments if their value should fall below their repurchase price. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, an Underlying Fund’s ability to dispose of the underlying Financial Instruments may be severely restricted.
Illiquid Investments. The Financial Instruments and other assets in which the Underlying Funds may invest include assets that are subject to legal or contractual restrictions on their resale (e.g., Financial Instruments issued by privately-held entities) or for which there is a relatively inactive trading market, making purchases or sales at desired prices or in desired quantities difficult or impossible. Further, as part of its emergency powers, an exchange or regulatory authority can suspend or limit trading in a particular instrument, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only. The possibility also exists that governments may intervene to stabilize or fix exchange rates, restricting or substantially eliminating trading in the affected currencies. Illiquid Financial Instruments may be required to be held for a lengthy period of time and often require more time to sell and result in higher brokerage charges or dealer discounts and other selling expenses than does the sale of Financial Instruments eligible for trading on national securities exchanges or for which there is an active over-the-counter market. In addition, due to thin trading in certain Financial Instruments or assets, investments in such Financial Instruments or assets may be less liquid than alternative investments for which there is a more active trading market, which could cause an Underlying Fund to suspend its NAV calculations and/or withdrawals and/or to designate all or a portion of its assets as side pockets. Therefore, the Underlying Funds’ investments in illiquid or thinly-traded Financial Instruments or assets may reduce the returns of the applicable Underlying Funds because they may be unable to sell the illiquid or thinly-traded Financial Instruments or assets at an advantageous time or price.

Fixed-Income Investments. The Underlying Funds may invest in fixed-income Financial Instruments. The value of fixed-income Financial Instruments will change as the general levels of volatility and interest rates fluctuate. When interest rates decline, the value of fixed-income Financial Instruments can be expected to rise. Conversely, when interest rates rise, the value of such Financial Instruments can be expected to decline. Investments in lower rated or unrated fixed-income Financial Instruments, while generally providing greater opportunity for gain and income than investments in higher rated Financial Instruments, usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such Financial Instruments).

Libor Discontinuation Risk. Certain of the Underlying Funds’ investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will cease publication after June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non- representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Underlying Funds and Master Fund. The effect of any changes to, or discontinuation of, LIBOR on the Underlying Funds and Master Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers.

The transition process could lead to (i) increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, or (ii) a reduction in the value of some LIBOR-based investments or (iii) reduced effectiveness of related Fund transactions. All of the aforementioned may adversely affect the Master Fund’s, and thus the Fund’s, performance or NAV. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Underlying Funds and Master Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR Risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

High Yield Securities. The Underlying Funds may invest in “high yield” bonds and preferred securities which are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities). Financial Instruments in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated Financial Instruments and are generally considered to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal. They also are generally considered to be subject to greater risk than Financial Instruments with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower- rated Financial Instruments, the yields and prices of such Financial Instruments may tend to fluctuate more than those of higher-rated Financial Instruments. The market for lower-rated Financial Instruments is thinner and less active than that for higher-rated Financial Instruments, which can adversely affect the prices at which these Financial Instruments can be sold. In addition, adverse publicity and investor perceptions about lower rated Financial Instruments, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated Financial Instruments. Investments in sovereign debt involve special risks in that in the event of default, an Underlying Fund’s recourse against the issuer may be limited.

Asset-Backed Securities. The Underlying Funds may invest in asset-backed securities (“ABS”). ABS are debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. Issuers of ABS are primarily banks and finance companies, captive finance subsidiaries of non-financial corporations or specialized originators such as credit card lenders. An ABS is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the ABS. Interests in or other securities issued by the trust or special- purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.

The structure of an ABS and the terms of the investors’ interest in the collateral can vary widely depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject an Underlying Fund to additional risk.

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest- rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders and from the need to mark to market the excess servicing or spread account proceeds carried on the balance sheet. Liquidity risk can arise from increased perceived credit risk. Liquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets. Investments in ABS also entail legal risks, including the risks that the investors may not have an enforceable agreement against the issuer or a valid security interest in the underlying collateral, as well as the risk that events that materially affect the value of the underlying collateral (for example, a default on an underlying loan or derivative instrument) may not be tied directly to the rights of the ABS holders (for example, by triggering the declaration of a default on the ABS). As a result, the Underlying Funds’ investments in ABS could decline substantially in value.

Mortgage-Related Securities.

(i)	Generally: The Underlying Funds may invest in mortgage-related securities. Generally, mortgage- related securities tend to be sensitive to changes in interest rates. Therefore, during a period of rising interest rates, such mortgage-related securities may exhibit additional volatility. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money in lower prevailing interest rates. Special risks may also be associated with investments in fixed or adjustable rate mortgage pass-through securities, and fixed or adjustable rate collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities (“SMBSs”). For example, SMBSs are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In some cases, one class will receive all of the interest while the other will receive the entire principal. The yield to maturity of SMBSs may be extremely sensitive to the rate of principal payments on the underlying mortgage loans. A rapid change in the rate of principal payments may have a material adverse effect of the yield to maturity of SMBSs. It is therefore possible that an Underlying Fund may incur losses on its investments in SMBSs regardless of their ratings by rating agencies such as Standard & Poor’s and Moody’s.

(ii)

Sub-Prime Mortgage Market: Certain Underlying Funds may buy and sell sub-prime mortgage loans (and/or related Financial Instruments) that are secured by residential real estate owned by borrowers who may not meet conforming underwriting guidelines because of unusual loan-to- value ratios, the nature or absence of income documentation, limited credit histories, high levels of consumer debt, and/or past credit difficulties. Certain Underlying Funds may also purchase and sell loans (and/or related Financial Instruments) secured by commercial real estate. Such loans may be sub-prime or investment grade. The collateral for such loans could include any type of commercial real estate including, without limitation, office buildings, research parks, industrial real estate, “big box” malls, local and regional shopping malls, outlet malls, parking lots and/or garages, and apartment complexes.

These types of sub-prime mortgage loans generally have higher delinquency and default rates than prime or ordinary course loans. Delinquency interrupts the flow of projected interest income from a loan and default can ultimately lead to a loss if the net realizable value of the property securing the loan is insufficient to cover the principal and interest due on the loan. Also, the cost of financing and servicing a delinquent or defaulted loan is generally higher than for a performing loan. In addition, because sub-prime mortgage loans frequently have a higher loan-to-value ratio than ordinary course loans, a decrease in the underlying property values increases the probability that a holder of a loan will receive less than the full amount due in the event of a default. The Underlying Funds bear the risk of delinquency and default on loans beginning when loan and/or related Financial Instruments are purchased until the loan is collected.

(iii)	Market Conditions: Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that have adversely affected the performance and market value of mortgage-backed securities and issuers backed by mortgage- backed securities. Delinquencies, defaults and losses with respect to residential mortgage loans generally have increased in recent periods, and may continue to increase, particularly in the sub- prime sector. In addition, in recent periods, housing prices and appraisal values in many U.S. states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on mortgage-backed securities generally, particularly with respect to second homes and investor properties and with respect to any residential mortgage loans whose aggregate loan amounts (including any subordinate liens) are close to or greater than the related property values.

Subordinated Securities. The Underlying Funds may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Underlying Funds.

Investment Risks of Bank Debt.

(i)	Lack of Regulation: The Underlying Funds may invest in bank debt. Bank debts are not traded on regulated exchanges, are not registered with U.S. or other governmental authorities and are not subject to the rules of any self-regulatory organization.

(ii)	Default Rates of Term Bank Debts: There are varying sources of statistical default rate data for term bank debts and numerous methods for measuring default rates. The historical performance of the term debt market is not necessarily indicative of its future performance. Should increases in default rates occur with respect to the type of collateral securing the bank loans in which an Underlying Fund invests, the actual default rates of the bank loans held by the relevant Underlying Fund may exceed the hypothetical default rates used by the Underlying Manager in determining to purchase such bank debt.

(iii)	Bank Debt Participations: An Underlying Fund may invest in bank debt participations, which involve certain risks in addition to those associated with direct loans. A bank debt participant has no contractual relationship with the borrower of the underlying bank debt. As a result, the participant is generally dependent upon the lender to enforce its rights and obligations under the bank debt agreement in the event of a default and may not have the right to object to amendments or modifications of the terms of such bank debt agreement. A participant in a syndicated bank debt generally does not have voting rights, which are retained by the lender. In addition, a bank debt participant is subject to the credit risk of the lender as well as the borrower, since a bank debt participant is dependent upon the lender to pay its percentage of payments of principal and interest received on the underlying bank debt.

(iv)	Bank Debt Assignments: An Underlying Fund may invest in bank debt assignments, which involve certain risks. An Underlying Manager may purchase a bank debt assignment with a conduit vehicle created solely for the purchase of bank debt assignments. Therefore, in the context of a bank debt assignment, the relevant Underlying Fund would become an owner of the conduit vehicle, and as such, would have no rights other than as an investor under the charter document of the conduit vehicle. Such Underlying Fund is subject to the credit risks of both the borrower and the conduit vehicle.

(v)	Interest-Rate Risks of Investments in Bank Debt: The value of securities in which an Underlying Fund invests generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the receivables or bank debt underlying specific securities are pre-payable, the value of such securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.

Credit Risk of Issuer. The risks associated with certain Financial Instruments traded by an Underlying Fund may include credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a Financial Instrument’s credit rating may affect a Financial Instrument’s value. Financial Instruments rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher rated Financial Instruments.

Credit Ratings. Credit ratings of debt securities are not a guarantee of quality. A credit rating represents only the applicable rating agency’s opinion regarding credit quality based on the rating agency’s evaluation of the safety of the principal and interest payments. In determining a credit rating, rating agencies do not evaluate the risks of fluctuations in market value. As a result, a credit rating may not fully reflect the risks inherent in the relevant security. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, to the extent that a rating agency rates a security at the request of an issuer, the rating agency has a conflict of interest in providing such rating.

Risks Related to Investing in Illiquid Underlying Funds. With respect to the Master Fund’s investments in Illiquid Underlying Funds (e.g., closed end private equity, growth capital, venture capital, real estate funds or co-Underlying Funds), the Master Fund generally will be unable to redeem or withdraw, as applicable, its investment in any such Illiquid Underlying Fund at its option, and there are significant restrictions associated with the ability to sell, transfer or otherwise dispose of the Master Fund’s investment in any such Illiquid Underlying Fund. Further, the lack of liquidity of any Illiquid Underlying Fund, and the possibility of limited information regarding the investments made by such Illiquid Underlying Fund, may make it difficult for an administrator or valuation agent to accurately value such Illiquid Underlying Fund, and may cause any resulting valuations to be inaccurate. In addition, the length of the Master Fund’s investment in any Illiquid Underlying Fund will depend on the term of such Illiquid Underlying Fund, which term could be extended from time to time in accordance with the governing documents of such Illiquid Underlying Fund. Accordingly, the duration of the Master Fund’s investment in any Illiquid Underlying Fund is expected to be a very extended period of time and could be made longer if such Illiquid Underlying Fund extends its term.

Leveraged Investments. An Underlying Fund may make use of leverage by having a portfolio company incur debt to finance a portion of its investment in such company. Leverage generally magnifies both the opportunities for gain and the risk of loss from a particular investment. The cost and availability of leverage is highly dependent on the state of the broader credit markets, which is difficult to separately forecast, and at times it may be difficult to obtain or maintain the desired degree of leverage. The use of leverage also imposes restrictive financial and operating covenants on a company, in addition to the burden of debt service, and may impair its ability to finance future operations and capital needs. The leveraged capital structure of companies will increase the exposure of an Underlying Fund’s investments to a deterioration in the company’s condition or industry, competitive pressures, an adverse economic environment or rising interest rates and could accelerate and magnify declines in the value of such Underlying Fund’s investments in the leveraged portfolio companies in a down market. In the event any portfolio company cannot generate adequate cash flow to meet debt service, an Underlying Fund may suffer a partial or total loss of capital invested in the portfolio company, which would adversely affect the returns of such Underlying Fund. Furthermore, should the credit markets be tight at the time an Underlying Fund determines that it is desirable to sell all or a part of the portfolio company, such Underlying Fund may not achieve an exit multiple or enterprise valuation consistent with forecasts. Moreover, the companies in which the Underlying Funds invest generally will not be rated by a credit rating agency.

Real Estate Investment Risks.

General Real Estate Investment Risks. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of real estate investments made by an Underlying Fund. The performance and value of real estate investments once acquired depends upon many factors beyond an Underlying Manager’s control. Revenues and cash flows from real estate investments may be adversely affected by:

●	changes in national or local economic conditions, including unemployment rates and consumer spending/confidence;

●	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

●	the supply of available properties to acquire at attractive pricing in a particular market;

●	competition from other investors pursuing the same or similar strategies;

●	competition from other properties offering the same or similar services and amenities, including technology capabilities;

●	rising labor, materials and financing costs;

●	access to transportation, highways and roadways;

●	changes in interest rates and in the state of the debt and equity capital markets;

●	the on-going need for capital improvements, particularly in older building structures;

●	changes in real estate tax rates and other operating expenses;

●	civil unrest, acts of God, including earthquakes, hurricanes and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

●	changes in governmental rules/regulations and fiscal policies which may result in adverse tax consequences, unforeseen increases in operating expenses generally or increases in the cost of borrowing;

●	the bankruptcy or liquidation of major tenants or a decline in the business operated by tenants;

●	adverse changes in zoning laws;

●	the impact of present or future environmental legislation and compliance with environmental laws;

●	the impact of lawsuits which could cause an Underlying Fund to incur significant legal expenses and divert the Underlying Manager’s time and attention away from the day-to-day operations of the Underlying Fund; and

●	other factors that are beyond an Underlying Manager’s control and the control of the property owners.

Litigation Risks. The acquisition, ownership, leasing and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property in relation to activities that took place prior to an Underlying Fund’s investment in such properties. In addition, at the time of disposition of a property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of an Underlying Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue an Underlying Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

General Regulatory Considerations. The operation of a property will likely require the approval of, or compliance with, regulations of national and/or local governmental and regulatory authorities (including building codes and laws and regulations pertaining to fire safety and handicapped access) and, in some cases, consents of third parties. There can be no assurance that any required approvals and consents will be obtained on a timely basis, if at all. Additionally, certain approvals previously received may be rescinded, conditions set forth in interim permits (if any) may delay the issuance of final permits, and litigation may arise with respect to interim or final permits. In addition to the foregoing, regulatory enactments, including various permit or licensing requirements, or changes in their interpretation by the applicable authorities, may limit the ability to develop, manage, lease or dispose of a property in which an Underlying Fund has invested. An Underlying Fund may be required to incur significant costs to comply with any future changes in such laws or regulations. However, noncompliance with existing or future laws and regulations to which the properties in which an Underlying Fund invests are subject could result in substantial expenditures to bring such Underlying Fund’s investments into compliance, as well as the imposition of fines or an award of damages to private litigants, which might adversely affect such Underlying Fund’s performance.

Environmental and Other Liabilities. An Underlying Fund and its real estate investments may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. An Underlying Fund and its real estate investments may be subject to a wide range of environmental, health and safety laws, ordinances and regulations, including, without limitation, those relating to the investigation, removal, and remediation of past or present releases of hazardous or toxic substances. Such laws may impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard as to whether the owner or operator knew of, or caused, the presence or release of such substances. Environmental liabilities are generally not limited under such laws and could exceed the value of the relevant property and/or the aggregate assets of the responsible party. The presence of such substances, or the failure to properly remediate related contamination, may adversely affect the marketability of the real estate or the value of such property as collateral, which could have an adverse effect on returns on investments. In addition, some environmental laws create a lien on contaminated property in favor of the government for costs it incurs in connection with the contamination. In addition to clean-up actions brought by governmental agencies and private parties, the presence of hazardous substances on a property may lead to claims of personal injury, property damage or other claims by private plaintiffs.

STRATEGY RISKS

The Underlying Funds employ a broad range of investment strategies, including relative value, long/ short equity, event driven, private equity, growth equity, venture capital, and real estate strategies. There is no assurance that the Underlying Managers will correctly evaluate the various factors that could affect the successful strategy employment of an Underlying Fund. The strategies of the Underlying Funds may not perform as anticipated and therefore would cause the value of the Fund to decrease. Below is additional information for the investment strategies.

Relative Value Strategy. The Underlying Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Underlying Funds for the business and financial risks assumed. An Underlying Fund may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, an Underlying Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of an Underlying Fund’s assets may be committed to the securities purchased, thus possibly preventing an Underlying Fund from investing in other opportunities. In addition, an Underlying Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If an Underlying Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of an Underlying Fund may exceed those of other portfolios that hold long positions only.

Long/Short Equity Strategy. An Underlying Fund buys undervalued securities which are expected to outperform, and short sells overvalued securities which are expected to underperform. Investing in long/short equity strategies presents the opportunity for significant losses including in some cases, losses which exceed the principal amount invested. There is also the possibility that long and short strategies could both fail, thereby increasing volatility and potential losses.

Event Driven Strategy. Event driven strategies focus on companies that are facing some type of change “event,” like a merger or a bankruptcy. Underlying Managers will research the circumstances around a particular event and try to identify potential opportunities that might result. The performance of event driven strategies tends to track the Underlying Manager’s level of success in being able to identify and take advantage of events impacting individual securities. An Underlying Manager might make an investment decision in anticipation of an event, and it is possible that the outcome may not turn out as anticipated.

Private Equity, Growth Equity and Venture Capital Strategies. Investments in start-up and growth- stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. Even if a company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Master Fund’s investment to decrease significantly. Many investment decisions by the Investment Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Investment Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Real Estate Strategy. The value of real estate investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals generally and, in the United States in particular, will have an adverse effect on the performance of the Master Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, acts of war or terrorism, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Certain significant expenditures associated with real estate (such as real estate taxes, maintenance costs and, where applicable, mortgage payments) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property.

General Risks of Arbitrage Transactions. The success of arbitrage strategies (whether convertible arbitrage, merger arbitrage, volatility arbitrage, capital structure arbitrage or otherwise) depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Underlying Funds may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Underlying Funds will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally:

●	Losses may result if an Underlying Fund holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

●	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to an Underlying Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

●	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then- current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

●	An Underlying Fund may incur losses if a Financial Instrument lender demands that an Underlying Fund return its borrowed Financial Instrument and such Underlying Fund is unable to find an alternative-lending source. In such event, the Underlying Fund may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Investments. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. An Underlying Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by an Underlying Fund may decline significantly. It is also possible that the difference between the price paid by an Underlying Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where an Underlying Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Underlying Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If an Underlying Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Underlying Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, an Underlying Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, an Underlying Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect an Underlying Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by an Underlying Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below an Underlying Fund’s cost, returned securities may be resold at a loss.

Capital Structure Arbitrage. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Underlying Funds may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Market Neutral Strategies. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Underlying Funds to certain market risks.

Special Situation Investments/Distressed Companies. Certain of the Underlying Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Underlying Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. Any one or all of the issuers of such investments may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which an Underlying Fund invests, such Underlying Fund may lose its entire investment or may be required to accept cash or illiquid securities with a value less than such Underlying Fund’s original investment.

Spread Trading. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that an Underlying Fund may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by an Underlying Fund and the price the Underlying Manager expects to receive upon consummation of a transaction.

Straddles. An Underlying Fund may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

New Strategies. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for an Underlying Fund, the risk/reward profile of the Underlying Fund could be shifted significantly towards increased levels of risk. The Master Fund and Fund only can be successful if the Underlying Funds are able to trade and invest successfully, and there can be no assurance that this will be the case.

OTHER FUND RISKS

Trade Errors. Generally, an Underlying Fund (and not its Underlying Manager) will be responsible for any losses resulting from portfolio management, trading or administrative errors in connection with such Underlying Fund’s investment activities, in the absence of fraud, willful misconduct or gross negligence by the Underlying Manager or its affiliates or personnel. In such circumstances, any gains or benefits that result from trade errors generally will also accrue to the applicable Underlying Fund. Such errors might include, for example, incorrect entry of a trade into an electronic trading system, errors when reconciling trade activity, or drafting errors related to derivatives contracts or confirmations. Given the volume of transactions executed by the Underlying Managers on behalf of the Underlying Funds, investors should assume that any such errors might occur, and that the Master Fund’s investment in any Underlying Fund may be adversely impacted by any resulting losses due to trade errors, even if such losses result from the negligence of the Underlying Manager of such Underlying Fund or its affiliates or personnel.

Potential Conflicts of Interest. The Investment Adviser has several actual and potential conflicts of interest relating to its management of the Master Fund. See “CONFLICTS OF INTEREST.”

Failure to Obtain 17(d) Exemptive Relief. The Investment Company Act prohibits the Master Fund from making certain investments alongside affiliates unless it receives an order from the SEC permitting it to do so. The Master Fund has applied for exemptive relief from the provisions of Sections 17(d) of the Investment Company Act to invest in certain privately negotiated investment transactions alongside current or future business development companies (“BDCs”), private funds, separate accounts, or registered investment companies that are advised by the Investment Adviser or its affiliates or any company that is a direct or indirect, wholly- or majority-owned subsidiary of the Investment Adviser or its affiliates, collectively, the Master Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Master Fund or the Investment Adviser will receive such exemptive relief, and if they are not able to obtain the exemptive relief, the Master Fund will not be permitted to participate in such co-investment opportunities. This may reduce the Master Fund’s ability to deploy capital and invest its assets. The Master Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through these co-investment opportunities.

Cyber Security Risk. With the increased use of the Internet, the Fund, the Offshore Fund, Master Fund, the Investment Adviser, the Underlying Funds, the Underlying Managers, the Asset Managers and the service providers and vendors to such parties (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”), despite their efforts to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to their investors and/or clients. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Service Provider web site through denial-of- service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events may adversely impact the Fund, the Offshore Fund, Master Fund or an Underlying Fund or its investors or cause an investment in any such fund to lose value. For instance, such attacks, failures or other events may interfere with the processing of subscriptions and redemptions, impact the Fund, Master Fund and/or an Underlying Fund’s ability to calculate its NAV, cause the release of private investor information or confidential fund information or cause reputational damage. Such attacks, failures or other events could also subject the Fund, Master Fund an Underlying Fund and/or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Fund, Master Fund, an Underlying Fund and/or their respective Service Providers may also incur significant costs to manage and control Cyber Risk. While the Fund, Master Fund, the Underlying Funds and/or their respective Service Providers may have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risk is also present for issuers of securities or other instruments in which an Underlying Fund invests, which could result in material adverse consequences for such issuers and may cause an Underlying Fund’s investment in such issuers to lose value.

Disaster Recovery and Data Security. In managing the Fund and Master Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Master Fund and Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Master Fund and Fund, which in turn could lead to litigation in which the Master Fund or Fund could incur liability.

The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections.

REGULATION

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Master Fund and Fund. For example, the regulatory and tax environment for derivative instruments in which the Master Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Master Fund and the ability of the Master Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Master Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Master Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Master Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Master Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Master Fund and Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Master Fund and Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Master Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Master Fund or Underlying Managers from using certain instruments. Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Master Fund and Fund to pursue their investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Underlying Funds or the Master Fund and Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Master Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Master Fund and Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Master Fund or its Underlying Funds invest could have a material effect on the tax consequences to the members. In the event of any such change in law, each Member is urged to consult its own tax advisers.

TAX RISKS

Tax Characterization. The Fund and the Master Fund intend to take the position that they are properly treated as partnerships for U.S. federal income tax purposes. In order to be treated as a partnership, the Fund will impose limitations on the transferability of Units. Such limitations may result in illiquidity of the Units and delays in the ability to transfer.

Under such limitations, any transfer of Units generally requires express written consent of the Fund. Further, all transfers of Units must be: (i) transfers of Units to an entity controlled by the transferor, but only if the basis of the transferee is determined in whole or in part by reference to the basis in the hands of the transferor; (ii) transfers at death of the Member; (iii) transfers between members of a family; (iv) transfers involving distributions from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), or an individual retirement account; (v) transfers of more than 2% of the total interests in partnership capital or profits; and (vi) transfers of interests of one or more members representing in the aggregate 50% or more of the total interests in membership capital and profits in one transaction or a series of related transactions. This would be sufficient to avoid treatment of the Fund as a publicly traded partnership, assuming that a beneficial interest in Units will not be traded or otherwise marketed on or through an “established securities market” within the meaning of Section 7704(b) of the Code and the Treasury Regulations promulgated thereunder. Second, each beneficial owner (including the initial transferee) of Units will be required, by its acceptance of a beneficial interest in Units to make certain certifications, representations, and warranties. If such representations, warranties, and covenants are not complied with, or if similar restrictions are not followed by holders of the Units, then the Fund could become a publicly traded partnership, and thereby become subject to an entity level income tax.

Changes in Applicable Tax Laws. Changes in applicable tax laws could affect, perhaps adversely, a Member’s tax consequences of an investment in the Fund.

LIMITS OF RISK DISCLOSURE

The above discussions relating to various principal risks associated with the Fund, the Units, the Offshore Fund, the Master Fund, and the Underlying Funds are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s and the Master Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund, the Offshore Fund, the Master Fund or any Underlying Fund will be successful, that the various Underlying Funds selected will produce positive returns or that the Fund, the Offshore Fund, and the Master Fund will achieve their investment objective.

Effects of Leverage [Text Block]

Effects of Leverage.

Assuming the use of leverage in the amount of 10% of the Master Fund’s total assets and an annual interest rate on leverage of 8.32% payable on such leverage based on estimated market interest rates as of the date of this Memorandum, the additional income that the Master Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.83%. The Master Fund’s actual cost of leverage will be based on market interest rates at the time the Master Fund undertakes a leveraging strategy, and such actual cost of leverage maybe higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Units, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Master Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Master Fund’s investment portfolio returns will be. In other words, the Master Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10% of the Master Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 8.32%. See “USE OF LEVERAGE”, “PRINCIPAL RISK FACTORS — BORROWING USE OF LEVERAGE.” The table does not reflect any offering costs of Units or leverage.

Assumed Fund Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Member	-11.83%	-6.33%	-0.83%	4.67%	10.17%

Annual Interest Rate [Percent]		8.32%
Effects of Leverage [Table Text Block]
Assumed Fund Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Member	-11.83%	-6.33%	-0.83%	4.67%	10.17%

Return at Minus Ten [Percent]		(11.83%)
Return at Minus Five [Percent]		(6.33%)
Return at Zero [Percent]		(0.83%)
Return at Plus Five [Percent]		4.67%
Return at Plus Ten [Percent]		10.17%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Units, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Master Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Master Fund’s investment portfolio returns will be. In other words, the Master Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 10% of the Master Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 8.32%. See “USE OF LEVERAGE”, “PRINCIPAL RISK FACTORS — BORROWING USE OF LEVERAGE.” The table does not reflect any offering costs of Units or leverage.

No Public Trading [Text Block]		There is no public market for the Units and none is expected to develop.
NAV Per Share	[9]		$ 103.58	$ 100
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

VOTING

Each Member will have the right to cast a number of votes, based on the value of such Member’s Units, at any meeting of Members called by the (i) Board or (ii) Members holding at least a majority of the total number of votes eligible to be cast by all Members. Except for the exercise of such voting privileges, Members will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

The voting rights of members of the Master Fund will be substantially similar to those of the Members of the Fund. Whenever the Fund, as a member of the Master Fund, is requested to vote on matters pertaining to the Master Fund, the Fund will seek voting instructions from Members and will vote its Master Fund Interest for or against such matters proportionately to the instructions to vote for or against such matters received from Members. In the event that the Fund does not receive voting instructions from Members, the portion of the Fund’s Master Fund Interest allocable to such Members will be voted in the same proportions as the portion with respect to which it has received voting instructions.

Security Liquidation Rights [Text Block]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Managers. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Members, and then to the Members proportionately in accordance with the amount of Units that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Members in facilitating an orderly liquidation.

Outstanding Securities [Table Text Block]	[10]

OUTSTANDING UNITS*

			(4)
		(3)	Amount Outstanding
(1)	(2)	Amount Held by Fund or	Exclusive of Amount
Title of Class	Amount Authorized	for its Account	Shown Under
Units	Unlimited	170,723	$--

*	As of August 31, 2023.

Outstanding Security, Title [Text Block]	[10]	Units
Outstanding Security, Held [Shares]	[10]	170,723
Outstanding Security, Not Held [Shares]	[10]	0
Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History. The Fund was organized on June 30, 2022 and has limited operating history. The Master Fund was organized on August 14, 2020 and registered with the SEC under the Investment Company Act on July 1, 2022. Accordingly, the Master Fund also has limited operating history as a registered investment company. The Investment Adviser has experience in managing investment funds that invest in unregistered investment companies or separate accounts whose investment advisers are hedge fund managers. In addition, the Investment Adviser may serve as investment manager for other pooled investment vehicles, including those registered with the SEC. Nonetheless, the Fund may not succeed in meeting its objective, and its NAV may decrease.

Lack Of Operating History Of Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lack of Operating History of Underlying Funds. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Closed End Fund Liquidity Limited To Periodic Repurchases Of Units Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Fund; Liquidity Limited to Periodic Repurchases of Units. Each of the Fund and the Master Fund have been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Units on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Units for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Units. Units are considerably less liquid than Units of funds that trade on a stock exchange, or Units of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Units that an investor tenders due to the illiquidity of the Fund’s investments or if the Members request the Fund to repurchase more Units than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Members may be unable to tender Units for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Members must submit a request to have their Units repurchased and the date they can expect to receive payment for their Units from the Fund. Members whose Units are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Units are valued for purposes of such repurchase. Members will have to decide whether to request that the Fund repurchase their Units without the benefit of having current information regarding the value of Units on a date proximate to the date on which Units are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Units during periods of financial market stress, the Board may offer to repurchase Units at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Units, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “TENDER/REPURCHASE PROCEDURES.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and the underlying investments of the Fund. Also, because Units are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Members unless called for under the provisions of the Investment Company Act.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status. The Fund and the Master Fund are “non-diversified” management investment companies. Thus, the Fund and the Master Fund may invest a significant part of its investments in a smaller number of issuers than can a diversified fund. Consequently, if one or more securities are allocated a relatively large percentage of the assets of the Fund and the Master Fund, losses suffered by such securities could result in a higher reduction in the capital assets of the Fund and the Master Fund than if such capital had been more proportionately allocated among a larger number of securities. The Fund and the Master Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Recent Market Circumstances Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Circumstances. The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Underlying Funds and the Master Fund hold, and may adversely affect the Fund’s, Underlying Funds’ and Master Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions led, and for an unknown period of time will continue to lead, to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID- 19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund, Master Fund and Investment Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund and the Master Fund, its portfolio and assets are protected. However, there can be no assurance that the Fund, the Master Fund, the Investment Adviser and service providers, or the Master Fund’s Underlying Funds, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Investment Adviser relies and could otherwise disrupt the ability of the Master Fund’s and Fund’s service providers to perform essential tasks.

To satisfy any repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Master Fund will be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value. In addition, any repurchase completed while the Fund has unrealized losses may cause the investors whose Units were repurchased to crystalize their losses even if such unrealized losses do not ultimately convert into realized losses. You should review this Memorandum and the SAI to understand the Fund’s discretion to implement temporary defensive measures.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Master Fund’s investments, the Master Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Master Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates, such as those policy changes implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of efforts undertaken by the Fed to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. Although vaccines for COVID-19 have become widely available, the duration of the COVID-19 outbreak and its variants and its full impacts are also unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Master Fund may make investments.

In addition, Russia’s military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Master Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Memorandum.

Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities which, coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions, as evidenced by the bank run on the Silicon Valley Bank (SVB) Financial Group (“SVB”) causing it to be placed into receivership. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively. It is yet to be determined how the bank run on SVB will fully impact the overall performance of the Master Fund or one or more of its portfolio investments and how similar events may affect the ability of the Master Fund to execute its investment strategy.

Investment In Offshore Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment in the Offshore Fund. The Offshore Fund is not registered under the Investment Company Act, and is not subject to the investor protections offered thereby. The Fund, as an investor in the Offshore Fund, will not have the protections offered to an investor in registered investment companies. The Fund will control the Offshore Fund.

Changes In United States And Or Cayman Islands Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in United States and/or Cayman Islands Law. If there are changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Offshore Fund, respectively, are organized, so as to result in the inability of the Fund and/or the Offshore Fund to operate as set forth in this Memorandum, there may be substantial effect on the Members. For example, if Cayman Islands law changes such that the Offshore Fund must conduct business operations within the Cayman Islands, or pay taxes, investors in the Fund would likely suffer decreased investment returns.

Borrowing Use Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing; Use of Leverage. The Master Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Adviser may cause the Master Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements, options or other derivative instruments, or (iii) a combination of these methods. The Master Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Master Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits may not apply to the private Underlying Funds and, therefore, the Master Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain private Underlying Funds.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Limitations On Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Investment Opportunities. The business of identifying attractive investment opportunities and the right Underlying Managers is difficult and involves a high degree of judgment on the part of the Investment Adviser. Moreover, the historical performance of an Underlying Manager is not a guarantee or prediction of the future performance of an Underlying Fund managed by such Underlying Manager. The Master Fund will rely on the Underlying Managers to identify attractive investment opportunities for their respective Underlying Funds. The investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be able to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Master Fund will be able, indirectly through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to fully invest its capital.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Substantial Repurchases. Substantial requests for the Master Fund to repurchase Units could require the Master Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Units. See “PRINCIPAL RISK FACTORS — CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF UNITS.”

High Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Portfolio Turnover. The Master Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Master Fund will have no control over this turnover. It is anticipated that the Master Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Master Fund from an Underlying Fund could involve expenses to the Master Fund under the terms of the Master Fund’s investment.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Concentration Risk. Private Underlying Funds generally are not subject to industry concentration restrictions on their investments and, in some cases, may invest 25% or more of the value of their total assets in a single industry or group of related industries. Although the Master Fund does not believe it is likely to occur given the nature of its investment program, it is possible that, at any given time, the assets of Underlying Funds in which the Master Fund has invested will, in the aggregate, be invested in a single industry or group of related industries constituting 25% or more of the value of their combined total assets. However, because these circumstances may arise, the Master Fund is subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Master Fund makes in the Underlying Funds, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors. Private Underlying Funds are not generally required to provide current information regarding their investments to their investors, but the Master Fund will consider the investments of such private Underlying Funds to the extent that it has such information. Thus, the Master Fund and the Investment Adviser may not be able to determine at any given time whether or the extent to which Underlying Funds, in the aggregate, have invested 25% or more of their combined assets in any particular industry.

Trading On Exchanges In Multiple Jurisdictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions. For example, some exchanges are “principals markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a trade and not of an exchange or clearing organization. Trading on certain exchanges may involve the additional risks of expropriation, burdensome or confiscatory taxation, moratoriums and investment controls, or political or diplomatic events that might adversely affect an Underlying Fund’s trading activities. Trading in various countries is also subject to the risk of changes in the exchange rate between the base currency of a particular Underlying Fund and the currencies in which Financial Instruments traded on such exchanges are settled. Some futures exchanges require margin for open positions to be converted to the “home currency” of the contract. Additionally, some brokerage firms have imposed this requirement for all futures markets traded, whether or not it is required by a particular exchange. Whenever margin is held in a currency other than its base currency, the applicable Underlying Fund is exposed to potential gains or losses if exchange rates fluctuate.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Master Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Master Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Master Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Master Fund.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Funds Risk. Investments in certain Underlying Funds are subject to legal or contractual restrictions on their resale. Certain private Underlying Funds may not permit voluntary withdrawals or redemptions. To the extent that a private Underlying Fund permits voluntary withdrawals or redemptions, if the Master Fund requests a complete or partial withdrawal of its interest in such private Underlying Fund, the Underlying Manager of such private Underlying Fund generally may, in its discretion or at the election of the Master Fund, (i) not satisfy the Master Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Master Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Master Fund receives distributions in-kind from an investment, the Master Fund may incur additional costs and risks to dispose of such assets. In addition, certain private Underlying Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Master Fund. These may include, but are not limited to, lock- ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations. See “SPECIAL RISKS OF FUND OF FUNDS STRUCTURE — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS.”

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for units or interests in some of the Master Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Master Fund or the Underlying Funds in which the Master Fund invests. As a result, the Master Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Master Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Master Fund may value its direct investments and Underlying Funds at fair value. In addition, the portfolio investments of the Underlying Funds in which the Master Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. In general, fair value represents a good faith approximation of the current value of an asset. Members should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Master Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Master Fund and/or the Underlying Funds in which the Master Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Master Fund or an Underlying Fund.

The Master Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Units will be offered and at which the Units will be repurchased. Consequently, variance in the valuation of the Master Fund’s investments or in the valuation of the NAV of the Underlying Funds in which the Master Fund invests will impact, positively or negatively, the fees and expenses Members will pay, the price a Member will receive in connection with a repurchase offer and the number of Units an investor will receive upon investing in the Master Fund. The Master Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Units in connection with a repurchase offer. A subsequent decrease in the valuation of the Master Fund’s investments after a repurchase offer could potentially disadvantage remaining Members to the benefit of Members whose Units were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Master Fund’s investments could potentially disadvantage Members whose Units were accepted for repurchase to the benefit of remaining Members. Similarly, a subsequent decrease in the valuation of the Master Fund’s investments after a subscription could potentially disadvantage subscribing Members to the benefit of pre-existing Members, and a subsequent increase in the valuation of the Master Fund’s investments after a subscription could potentially disadvantage pre-existing Members to the benefit of subscribing Members. See “SPECIAL RISKS OF FUND OF FUNDS STRUCTURE — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS.”

Valuation Of Master Funds Units In Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of the Master Fund’s Units in Underlying Funds. The valuation of the Master Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Managers of such Underlying Funds, which valuations are generally not audited. A majority of the securities in which the Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Managers. In this regard, an Underlying Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Master Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. Pursuant to Rule 2a-5 under the Investment Company Act, the Board and Master Fund Board have designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund and Master Fund, respectively, to perform in good faith the fair value determination relating to all Fund and Master Fund investments, under the oversight of the Board and Master Fund Board. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee (the “Valuation Committee”). The members of the Valuation Committee may face conflicts of interest in overseeing the valuation of the Fund’s and the Master Fund’s investments, as the value of the Fund’s and the Master Fund’s investments will affect the Adviser’s compensation. Moreover, neither the Valuation Committee nor the Investment Adviser will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Underlying Managers.

An Underlying Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Master Fund may not uncover errors for a significant period of time. Even if the Investment Adviser elects to cause the Master Fund to sell its interests in such a Underlying Fund, the Master Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Members should be aware that situations involving uncertainties as to the valuations by Underlying Managers could have a material adverse effect on the Master Fund and the Fund if the Underlying Manager’s, the Adviser’s or the Master Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Multiple Levels of Fees and Expenses. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the Offshore Fund, and the Master Fund, the investor bears asset-based and performance- based fees charged by the Fund and/or the Master Fund, in addition to any asset-based fees and performance- based fees and allocations at the Underlying Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, servicing fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Offshore Fund, the Master Fund and the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not invest through Underlying Funds.

Private Underlying Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Underlying Funds and the Master Fund and the Fund generally. Accordingly, an Underlying Manager to a private Underlying Fund with positive performance may receive performance-based compensation from the private Underlying Fund, and thus indirectly from the Fund and its Members, even if the overall performance of the Master Fund and the Fund is negative. Generally, asset-based fees payable to Underlying Managers of the private Underlying Funds will range from 0% to 2.5% (annualized) of the commitment amount of the Master Fund’s investment, and performance-based fees or allocations are typically 10% to 25%, although it is possible that such amounts may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability To Vote Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inability to Vote. To the extent that the Master Fund owns less than 5% of the voting securities of each Underlying Fund, it may be able to avoid that any such Underlying Fund is deemed an “affiliated person” of the Master Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Master Fund and other clients of the Investment Adviser). To limit its voting interest in certain private Underlying Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. These voting waiver arrangements may increase the ability of the Master Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Master Fund will not be able to vote on matters that require the approval of such private Underlying Fund’s investors, including matters which may be adverse to the Master Fund’s and the Fund’s interests.

There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Master Fund owns less than 5% of the voting securities of an Underlying Fund. If the Master Fund is considered to be affiliated with an Underlying Fund, transactions between the Master Fund and such Underlying Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the Investment Company Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

No Registration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No Registration. Private Underlying Funds are not registered as investment companies under the Investment Company Act. Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in the private Underlying Funds. In addition, private Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the private Underlying Funds cause the Master Fund to be above specified levels of ownership in certain investment strategies. Although the Master Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Master Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies. The Master Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Master Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Master Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Master Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Master Fund or (iii) more than 5% of the Master Fund’s total assets would be invested in any one investment company. In some instances, the Master Fund may invest in an investment company in excess of these limits. For example, the Master Fund may invest in other registered investment companies, such as closed-end funds and ETFs, in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Master Fund serves as an “underlying fund” to another investment company, the Master Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Master Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

Closed End Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Funds. The Master Fund may invest in Underlying Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Multiple Levels Of Fees And Expenses Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Multiple Levels of Fees and Expenses. Although in many cases investor access to the Underlying Funds may be limited or unavailable, an investor who meets the conditions imposed by an Underlying Fund may be able to invest directly with the Underlying Fund. By investing in Underlying Funds indirectly through the Fund, the investor bears asset-based fees and performance- based fees and allocations. Moreover, investors in the Fund bear a proportionate share of the fees and expenses of the Master Fund (including organizational and offering expenses not paid by the Investment Adviser, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Underlying Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in an Underlying Fund directly or in a closed-end fund which did not utilize a “fund of funds” structure.

Private Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Underlying Funds and the Fund generally. Accordingly, an Underlying Manager to a private Underlying Fund with positive performance may receive performance-based compensation from the private Underlying Fund, and thus indirectly from the Fund and its Members, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the private Underlying Funds will range from 0% to 2.5% per annum of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 10% to 25% of a private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Underlying Managers Invest Independently Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Master Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Master Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Liquidity Constraints Of Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Constraints of Underlying Funds. Since the Master Fund may make additional investments in or affect withdrawals from an Illiquid Underlying Fund only at certain times pursuant to limitations set forth in the governing documents of the Underlying Fund, the Master Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Units. The redemption or withdrawal provisions regarding the Underlying Funds vary from fund to fund. Therefore, the Master Fund may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so. Some Underlying Funds may impose early redemption fees while others may not. This may adversely affect the Master Fund’s investment return or increase the Master Fund’s expenses and limit the Master Fund’s ability to make offers to repurchase Units from Members.

Underlying Funds may be permitted to redeem their interests in-kind. Thus, upon the Master Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Members and therefore would seek to dispose of these securities in a manner that is in the best interests of the Master Fund.

Limitations on the Master Fund’s ability to withdraw its assets from Underlying Funds may, as a result, limit the Master Fund’s ability to repurchase Units. For example, private Underlying Funds may impose lock-up periods prior to allowing withdrawals, which can be two years or longer from the date of the Master Fund’s investment. After expiration of the lock-up period, withdrawals may be permitted only on a limited basis, such as semi-annually or annually. Because the primary source of funds to repurchase Units will be withdrawals from Underlying Funds, the application of these lock-ups and other withdrawal limitations, such as gates or suspension provisions, will significantly limit the Fund’s ability to tender its Units for repurchase.

Valuation Of Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Private Underlying Funds. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers to private Underlying Funds, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by private Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the private Underlying Fund continues to be an appropriate investment for the Master Fund. The Master Fund may be unable to sell interests in such a private Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Master Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of private Underlying Funds are completed.

Indemnification Of Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification of Private Underlying Funds. The Underlying Managers of private Underlying Funds often have broad indemnification rights and limitations on liability. The Master Fund may also agree to indemnify certain of the private Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the private Underlying Funds.

Investments In Non Voting Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Master Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Master Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Master Fund and other clients of the Investment Adviser. To limit its voting interest in certain private Underlying Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular private Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Master Fund and its other clients in the particular private Underlying Fund. Rights may not be waived or contractually limited for a private Underlying Fund that does not provide an ongoing ability for follow-on investment, such as a private Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Master Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Master Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Master Fund will not be able to vote on matters that require the approval of the interest holders of the private Underlying Fund, including matters adverse to the Master Fund’s interests.

Although the Master Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Master Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Master Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Master Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

Control Over Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control Over Underlying Managers. The Master Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Master Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s or Master Fund’s investment objective.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities. The Underlying Funds will trade equity securities. Common stock and similar equity securities generally represent the most junior position in an issuer’s capital structure and, as such, generally entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims to such assets have been satisfied. Holders of common stock generally are entitled to dividends only if and to the extent declared by the governing body of the issuer out of income or other assets available after making interest, dividend and any other required payments on more senior securities of the issuer. The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions and general economic environments. The Underlying Funds may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of issuers domiciled in developed or in emerging countries. The Underlying Funds may invest in equity securities regardless of market capitalization, including micro- and small-cap companies. The securities of smaller companies may involve more risk and their prices may be subject to more volatility. The Underlying Funds may also invest in distressed equity securities, which are generally considered to be riskier, speculative and relatively illiquid.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placements. Certain private investments in which the Underlying Funds may invest may offer the opportunity for significant gains, but also involve a high degree of risk, including the complete loss of capital. Among these risks are the general risks associated with investing in companies operating at a loss or with substantial variations in operating results from period to period and investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more expansive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. The Underlying Funds may invest in the form of equity or “equity linked” securities. As a result, the rights or claims of the Underlying Funds may be subordinate to those of other parties, including debt or senior equity holders, in the event of the failure of any company in which the Underlying Funds invest. The companies in which the Underlying Funds invest may be thinly traded and undercapitalized and therefore may be more sensitive to adverse business or financial developments. In the event that a company in which the Underlying Funds invest is unable to generate sufficient cash flow or raise additional equity capital to meet its projected cash needs, the value of the Underlying Funds’ investment in such company could be significantly reduced or even lost entirely. Business risks may be more significant in smaller or development- stage companies in which the Underlying Funds invest, including intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Profits of the Underlying Funds, if any, may be derived from a relatively small number of their investments in private placements. The goal of making investments in companies that will provide superior investment returns will be difficult to achieve. There is no guarantee that the Underlying Funds will be able to invest their capital on attractive terms or that returns on such investments will exceed returns on alternative investments available to prospective investors in the Fund. The ability of the Underlying Funds to liquidate their positions and generate profits from their investments in private placements may also be adversely affected by a failure of the companies in which they invest to comply with registration, conversion, exchange or other obligations under the agreements pursuant to which such securities have been sold to the Underlying Funds.

Private Investment In Public Equity Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
PIPE Transactions. The Underlying Funds’ portfolios may include restricted securities purchased directly from an issuer in a private placement (i.e., in a PIPE Transaction). Such securities may consist of shares of common stock, convertible notes, warrants and/or other securities convertible into, or exercisable for, shares of common stock. PIPE Transactions present various risks, including the following:

(i)	Lack of Liquidity / Restricted Securities: In the case of restricted securities other than shares of common stock, there may never be any market for such securities, and in the case of restricted shares of common stock, there is likely to be no market for such shares unless and until the shares are registered for resale (as discussed below) or they become eligible for public resale pursuant to Rule 144 after a holding period (six (6) months as of the date of this Memorandum), and subject in certain cases to other requirements and limitations imposed by such Rule). One of these requirements is “current public information” (i.e., the issuer has filed its quarterly and annual reports). For resales by non-affiliates, this requirement is no longer applicable after the expiration of a one-year holding period, except that this requirement remains in effect if the issuer was a “shell company.” Accordingly, Rule 144 will not be available for any resales of securities of a former “shell company” if the company is not current in the filing of its periodic reports.

Even if registered or publicly resalable under Rule 144, such securities may be thinly-traded, making sales of such securities at desired prices or in desired quantities (or hedging of the risk associated with holding such securities) difficult or impossible, and even after registration, there may be periods in which the registration statement is unavailable or insufficient for the desired sales. Private (as opposed to public) resales of restricted securities, if possible, may be at substantial discounts to the prices at which such securities trade in the public markets (to the extent such markets exist), and it may be extremely difficult at times to value any such securities accurately. In this regard, the Underlying Funds investing in PIPE Transactions may determine to pay withdrawal proceeds partly or completely through in-kind distributions of securities.

Typically, an investor (such as the Underlying Funds) in a PIPE Transaction requires that the issuer agree to register for resale from time to time by the investor the shares of common stock received (or underlying the convertible securities and/or warrants received) in the transaction. Such shelf registration is dependent on the issuer’s compliance with such obligations (See “— CONTRACTUAL RISK” below). As indicated above, the liquidity afforded by resale “shelf” registration is often important to the investor’s ability to realize the value of its investment. The SEC has taken the position (through the registration statement comment process and in public statements) that investors (such as the Underlying Funds) in certain PIPE offerings (particularly where the securities have a conversion or exercise price that floats with, or is subject to reset based upon, changes in the issuer’s stock price and where the issuer has a “public float” of its common equity of at least $75 million) may be deemed “underwriters” of offerings by the issuer and that, accordingly, the resale registration statements are for primary, rather than secondary, offerings. In such cases, to avoid such characterization, the issuer may only be able to register a portion of the shares held by (or underlying the convertible securities and/or warrants held by) the investor (possibly with the ability to register additional shares at a later date), and in any event, the registration process may be delayed. The potential lack of liquidity for the investor could reduce the value of the investment.

(ii)	Contractual Risk: In addition to general contractual obligations related to a particular security (e.g., in the case of a debt security, the obligation of the issuer to pay interest and repay principal with respect to such debt security), PIPEs investments generally involve contractual obligations by the issuer of such securities requiring the issuer to take certain actions, such as registering securities for resale and, in the case of convertible securities or warrants, issuing the underlying securities upon conversion of the convertible securities or exercise of the warrants. In order for the applicable Underlying Funds’ investment strategies to be effective, the issuer of such securities must abide by its contractual obligations. If an issuer fails to meet its contractual obligations, the Underlying Funds may be unable to dispose of the securities at their market prices, if at all, or may experience substantial delays in doing so, and thus the Underlying Funds (and, indirectly, the Master Fund) may not be able to realize the anticipated profit with respect to such investment for a substantial period of time, if ever. Additionally, the Underlying Funds investing in PIPE Transactions may become involved in costly litigation to enforce its rights under its contractual obligations with issuers.

(iii)	Regulatory Framework: When an Underlying Fund is provided with information regarding a proposed PIPE Transaction prior to its public announcement, the Underlying Fund will likely be in possession of material nonpublic information regarding the issuer of the securities that it has agreed to keep confidential. In most cases, trading on the basis of such information, including short selling, will be a violation of the insider trading laws. Accordingly, at least for a period of time, the applicable Underlying Fund may be unable to engage in any trading activities with respect to the issuer of such proposed PIPE, even if the Underlying Fund does not elect to participate in the PIPE Transaction and even if the Underlying Fund already holds a position in securities of such issuer.

The issuer in a PIPE Transaction typically relies on the “private placement” exemption under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”), and Rule 506 of Regulation D thereunder. In order to qualify for this exemption, an issuer will require each PIPE investor to represent that it is purchasing the securities with investment intent and not with a view to distribution. Short selling and other hedging activities, before and possibly even after the pricing and/or public announcement of a PIPE Transaction, may raise questions about the investment intent of the investor and, accordingly, the veracity of its investment representation. Absence of investment intent may cause the investor to be deemed a statutory underwriter with respect to the securities of the issuer in the PIPE Transaction, creating liability risks and potentially causing the issuer’s short selling or other hedging activities to constitute violations of the registration requirements imposed by the securities laws. Whether particular short selling or other hedging activities in fact impair investment intent may depend upon the timing and magnitude of these activities, but the SEC has given little guidance in this area. Additionally, shares underlying a short sale are deemed to be sold at the time of such short sale. The SEC has taken the position that a PIPEs investor that sells short prior to the effectiveness of the registration statement registering the shares issued in the PIPE cannot cover those short sales with the subsequently registered shares (i.e., covering with the PIPE registered shares would be a violation of Section 5 of the 1933 Act) or engage in certain transactions which have an equivalent effect. As a result of the applicable securities regulations and the SEC’s interpretations thereof, an Underlying Fund may be limited in its ability to hedge the risks associated with PIPE investments or in other securities held by the Underlying Fund of an issuer in which the Underlying Fund is making a PIPE investment (assuming that, but for such regulations and interpretations, such hedging would be possible).

(iv)	Risk of PIPEs Investigation: In recent years, the SEC and other authorities have conducted a number of investigations into short selling and other trading activities of placement agents and hedge fund managers in connection with PIPE Transactions, focusing on activities that may violate the insider trading and stock manipulation laws. These investigations have led in several cases to enforcement actions and, in a few cases, to criminal charges being brought against entities and persons involved in PIPE Transactions. These investigations and actions, together with the SEC’s focus on PIPE registration issues (as discussed above), indicate that certain PIPE Transactions and related activities are a concern for the SEC. The SEC may target individuals and entities involved in PIPE Transactions for investigation in the future. If an Underlying Fund were the subject of any such investigation, it could be required to devote substantial resources to responding to the authorities and any such investigation could adversely affect the flow of PIPE investment opportunities to such Underlying Fund. In addition, if any placement agent that originates PIPEs in which an Underlying Fund invests were to be the subject of such an investigation, such entity’s business may be impeded during the duration of the investigation, which could limit the supply of PIPEs available to the Underlying Fund.

(v)	Foreign Regulation: The Underlying Funds may engage in PIPEs transactions that involve companies located outside of the United States. Such transactions may not be regulated by the SEC and may be subject to different regulatory frameworks and more risks than PIPEs transactions involving companies located in the United States, such as the risks of expropriation, burdensome taxation, moratoria or political or diplomatic events. In addition, there may be risks associated with reduced or less reliable information about non-U.S. issuers and markets, less stringent accounting standards and/or illiquidity of securities or markets.

Small To Micro Cap Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small- to Micro-Cap Stocks. The Underlying Funds may invest in small- to micro-cap companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strength of larger corporations. In addition, the Underlying Funds may be unable to sell certain small- or micro-cap stocks at an advantageous time or price. In many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. Also, due to thin trading in some of these stocks, an investment in these stocks may be considered less liquid than an investment in many larger-capitalization stocks, making purchases or sales at desired prices or in desired quantities more difficult. When making large sales, the Underlying Funds may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of the securities of smaller companies. Accordingly, such stocks may be required to be held for a lengthy period of time and often require more time to sell and result in higher selling expenses than does the sale of securities for which there is an active market.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investing Risk

Foreign investments by the Master Fund and the Underlying Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of certain investments may be restricted, requiring the Underlying Funds to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs which adversely affect the returns sought by the Master Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:

●	unfavorable changes in currency rates and exchange control regulations;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	difficulty in obtaining or enforcing a judgment;

●	increased brokerage commissions and custody fees; and

●	increased potential for corrupt business practices in certain foreign countries.

As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Underlying Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Master Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Underlying Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.

The Master Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Master Fund.

Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Master Fund’s investment in a particular real asset or in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting certain investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Investment Adviser intends to manage foreign investments in a manner that it believes will minimize the Master Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Master Fund to suffer losses.

The Master Fund and Underlying Funds may invest directly or indirectly from time to time in European companies and assets, including investments located in the United Kingdom (“UK”). In June 2016, the UK approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. The UK began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. In March 2021, the UK and EU put in place a regulatory dialogue on financial systems based on a separate memorandum of understanding. Since the referendum, there have been periods of significant volatility in the global stock markets and currency exchange rates, as well as challenging market conditions in the UK. At this time, the impact that the trade deal and any future agreements on services, particularly financial services, will have on the Master Fund and Underlying Funds cannot be predicted, and it is possible that the new terms may adversely affect the Fund.

In addition to the risks associated with foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “EMERGING MARKETS RISK.”

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk.

Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations, and the Master Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries. As a result, funds that invest in emerging market countries may have operating expenses that are higher than funds investing in other securities markets. Emerging market countries also may have different clearance and settlement procedures than in the U.S., including significantly longer settlement cycles for purchases and sales of securities, and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in the Master Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when the Master Fund’s assets are uninvested and no return is earned thereon. The Master Fund’s inability to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Master Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Master Fund due to subsequent declines in the value of such portfolio security or, if the Master Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer. Emerging market countries have and may in the future impose capital controls, foreign currency controls and repatriation controls. In addition, some currency hedging techniques may be unavailable in emerging market countries, and the currencies of emerging market countries may experience greater volatility in exchange rates as compared to those of developed countries.

Currency And Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency and Exchange Rate Risks. The Underlying Funds may invest in Financial Instruments denominated in currencies other than the U.S. Dollar or in Financial Instruments which are determined with references to currencies other than the U.S. Dollar. The Underlying Funds, however, will generally value their assets in U.S. Dollars. To the extent unhedged, the value of the Underlying Funds’ assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the other currencies in which the Underlying Funds may make investments will reduce the effect of increases and magnify the U.S. Dollar-equivalent of the effect of decreases in the prices of the Underlying Funds’ Financial Instruments in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Underlying Funds’ non-U.S. Dollar Financial Instruments. The Underlying Funds may or may not attempt to hedge against currency fluctuations in their sole discretion, but even if the Underlying Funds do attempt to hedge against such fluctuations, there can be no assurance that such hedging transactions will be effective.

Non Reporting Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Reporting Stocks. The Underlying Funds may make investments in public companies whose shares are quoted on the “pink sheets”. Pink sheet stocks are over-the-counter securities that do not meet the listing standards required to trade on Nasdaq, the American Stock Exchange or other major stock exchanges due to their limited capitalization, the limited number of shares outstanding and/or its non- reporting status. Pink sheet stocks are small, thinly-traded issues that often carry a great deal of risk. For instance, pink sheet stocks are not very liquid, and as such, bid/ask spreads are wide. In addition. online quotes for these securities are not firm, but rather merely provide indications of price. Accurate information about pink sheet stocks is often difficult to obtain because many companies whose shares are traded on the pink sheets are not required to file their financial reports with the SEC. Pink sheet stocks are also speculative in nature because many of these firms are still in the early development stages and have no proven track record. While many are legitimate businesses, the lack of reliable data and readily available public information makes them susceptible to fraud and manipulation.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“New Issues.” The Underlying Funds may invest in “new issues” (defined as any initial public offering of an equity security). The purchase of “new issues” involves greater risk than securities trading in general. The prices of new issues may not increase as expected and, in fact, may decline more rapidly. While most people assume that new issues will trade at a premium to their issue price until they are liquidated, there is no guarantee that this will occur. In order for the Master Fund to invest in Underlying Funds that trade “new issues,” each investor in the Master Fund must represent and warrant in the Subscription Documents that it either is or is not restricted from participating in such new issues pursuant to Financial Industry Regulatory Authority (“FINRA”) Rules 5130 and 5131, and the Fund will be relying on such representations and warranties in engaging in its business activities..

Trading In Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trading in Options. Among the Financial Instruments that the Underlying Funds may trade are options. An option is a right, purchased for a certain price, to either buy or sell the underlying instrument or product during or at the end of a certain period of time for a fixed price. The risks in trading options are different from the risks in trading the underlying instruments or products, and trading in options can provide a greater potential for profit or loss than an equivalent investment in the underlying asset. For example, if an Underlying Fund buys an option (either to sell or buy an underlying instrument or product), it will be required to pay a “premium” representing the market value of the option. The value of an option may decline because of a decline in the value of the underlying asset relative to the strike price, the passage of time, changes in the market’s perception as to the future price behavior of the underlying asset or any combination thereof. Unless the price of the underlying instrument or product changes and it becomes profitable to exercise or offset the option before it expires, the Underlying Fund may lose the entire amount of the premium. Conversely, if an Underlying Fund sells an option (either to sell or buy an underlying instrument or product), it will be credited with the premium but will have to deposit margin with such Underlying Fund’s Broker due to its contingent liability to deliver or accept the underlying instrument or product in the event the option is exercised. Sellers of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of an asset at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. The ability to trade in or exercise options may be restricted in the event that trading in the underlying instrument or product becomes restricted.

Trading In Exchange Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trading in ETFs. The Master Fund and Underlying Funds may invest in exchange-traded funds (“ETFs”). ETFs are traded like stocks on stock exchanges such as the American Stock Exchange. Accordingly, although investments in mutual funds and ETFs are subject to similar risks, ETFs have certain unique risks not shared by mutual funds. Some of the risks of investments in ETFs include the following:

(i)	General Risks — An investment in ETFs comprised of publicly traded stocks are subject to the risks that impact the portfolio of underlying stock, including market risks resulting from such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. In addition, investment techniques such as short selling and margin debt may be used with ETFs which would expose the Underlying Funds to the risks associated with those investment techniques.

(ii)	ETF Trading — It is possible for the value of ETFs to fall or to rise more slowly than the stock market as a whole. Risk is also involved in ETF selection. Unlike open-ended mutual funds, ETFs may potentially trade above or below the value of their underlying portfolios. While most ordinary mutual funds can only be bought or sold at the end of the day at the calculated NAV of the fund, ETFs may be purchased or sold throughout the day at prices that are not guaranteed to match the underlying value of the stocks in the portfolio. Accordingly, the Underlying Funds could be exposed to corrective forces if they inadvertently purchase an ETF at a premium to the underlying value of the stocks in the ETF.

(iii)	Layering of Fees — With respect to the Underlying Funds’ investments in ETFs, the Master Fund’s direct fees and expenses, coupled with its indirect fees and expenses at both the Underlying Fund and ETF levels, results in multiple levels of fees and greater expense than would be associated with direct investment.

(iv)	International ETFs — ETFs comprised of foreign securities may be highly volatile in nature. In general, foreign markets are not as liquid and do not have pertinent information disseminated as efficiently as United States markets. International investments may also involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic or political instability in other nations.

(v)	Trading in Specialty or Sector ETFs — The Underlying Funds may invest a portion of their assets in ETFs that are industry, sector or capitalization specific, and thereby may be subject to the volatility attendant with such a specialized focus.

(vi)	Distributions from ETFs — The tax regulations pertaining to ETFs generally cause them to distribute their taxable gains in the form of a dividend near year-end. The share price of the ETF would generally drop by a corresponding amount on the ex-dividend date of the distribution. Such distributions are made on a pro rata basis without regard to the actual gains or losses an individual ETF shareholder may have sustained. Accordingly, investors who have real economic gain less than the amount of the dividend may then have a motivation to sell those ETF shares to claim the drop in share price as a capital loss and thereby offset the income distribution. However, wash sale rules require that the investor not re-invest for 31 days in order to claim the capital loss deduction. Accordingly, tax strategies employed by other investors may increase the price volatility of ETF shares and of securities owned by such ETFs at times near to the distribution of such a dividend. Similarly, the Underlying Funds may elect to manage their taxable income by avoiding certain ETFs during their income distributions, thereby introducing an additional element of risk into their timing models.

Warrants And Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights. The Underlying Funds may invest in warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Bonds And Other Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bonds and Other Fixed Income Securities. The Underlying Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The Underlying Funds may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. government securities or debt securities issued or guaranteed by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Over Counter And Other Derivative Instruments In General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Over-the-Counter and Other Derivative Instruments in General. The Underlying Funds may use various derivative instruments, including futures, options, forward contracts, swaps and other derivatives which may be volatile and speculative. Certain positions may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Use of derivative instruments presents various risks, including the following:

(i)	Tracking: When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent an Underlying Manager from achieving the intended hedging effect or expose the Underlying Fund to the risk of loss.

(ii)	Liquidity: Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets an Underlying Manager may not be able to close out a position without incurring a loss for the Underlying Fund.

(iii)	Leverage: Trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by an Underlying Fund and could cause its assets to be subject to wider fluctuations than would be the case if the Underlying Fund did not use the leverage feature in derivative instruments. See “BORROWING; USE OF LEVERAGE” above.

(iv)	Over-the-Counter Trading: Certain derivative instruments may not be traded on an exchange. Over-the-counter Financial Instruments that may be purchased or sold by the Underlying Funds may include swap transactions, forward foreign currency transactions and bonds and other fixed income securities. Over-the-counter Financial Instruments, unlike exchange traded Financial Instruments, are two-party contracts with price and other terms negotiated by the buyer and the seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Underlying Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. Because performance of over-the-counter Financial Instruments is not guaranteed by any exchange or clearinghouse, the Underlying Funds will be subject to the risk of the inability or refusal to perform with respect to such Financial Instruments on the part of the counterparties with which they trade. Any such failure or refusal, whether due to insolvency, bankruptcy or other causes, could subject the Underlying Funds to substantial losses.

(v)	Lack of Regulation: Financial Instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded Financial Instruments and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. The counterparty to an over-the-counter Financial Instrument entered into by an Underlying Fund may not be subject to the same credit evaluation and regulatory oversight as are members of exchange based markets. The same may be true with respect to Financial Instruments traded on certain types of alternative exchanges (e.g., exempt commercial markets) that are less regulated than traditional securities, commodities and futures exchanges.

(vi)	Market Conditions: Recent events in the financial markets resulting in the failure of large institutions that serve as counterparties to many over-the-counter Financial Instruments have resulted in greater illiquidity of such instruments and heightened concern for counterparty risk.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps. The Underlying Funds may enter into credit default swaps. In general, a credit default swap is a type of over-the-counter credit derivative between two counterparties whereby one counterparty (the “purchaser”) is obligated to pay the other counterparty (the “seller”) a periodic stream of payments (“premiums”) over the term of the contract, in return for the seller’s obligation to pay the purchaser upon the occurrence of a credit event (e.g., bankruptcy, failure to pay, obligation acceleration or restructuring) with respect to an underlying reference obligation or reference obligor. The Underlying Funds may stand on either side of a credit default swap (i.e., either as the purchaser or the seller). Credit default swaps are non-standardized, privately negotiated transactions and the payment by the seller to the purchaser is contingent upon the occurrence of a credit event as defined in the swap transaction documents, which definition may be more expansive or narrow than what would normally be viewed as a default by the reference obligor, whether under the reference obligation or otherwise. In addition to the risk of non-performance of the counterparty, there is an inherent risk in being able to predict the likelihood of a credit event under a credit default swap. Also, credit default swaps generally are traded over-the-counter and not on an organized market, which may make them illiquid and difficult to value. If an Underlying Fund is the purchaser under the swap agreement and no credit event occurs, the Underlying Fund will not recoup the premiums it paid to the seller. Likewise, if the Underlying Fund is the seller under the swap agreement, it may be required to pay an amount upon the occurrence of a credit event that far exceeds the periodic premium payments received by the Underlying Fund under the swap agreement. Certain Underlying Funds may rely on the use of credit default swap transactions to hedge their exposure to the debt of underlying issuers. Any significant dislocation in the financial markets may make it more difficult for Underlying Funds to enter these transactions and, therefore, may increase the costs to the Underlying Funds of hedging such exposures (or prevent them from doing so entirely), potentially resulting in lower returns and/or greater risk to investors.

Enhanced Regulation Of Short Sales And Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Enhanced Regulation of Short Sales and Credit Default Swaps. The E.U. Regulation on Short Selling (the “Short Selling Regulation”) places restrictions and disclosure requirements on persons taking short positions in E.U. shares and sovereign bonds and prohibits entering into uncovered credit default swaps in relation to E.U. sovereign debt (i.e., where the investor does not have an exposure that it is seeking to hedge either to the sovereign debt itself or to assets or liabilities whose value is correlated to the sovereign debt). In addition, the Short Selling Regulation permits the competent authorities of E.U. member states to prohibit or restrict short sales, limit sovereign credit default swaps and impose emergency disclosure requirements, among other things, during times of stressed markets. Competent authorities may also restrict short sales of individual securities which have suffered a significant fall in price in a single day.

The provisions of the SEC rules and the Short Selling Regulation may hinder an Underlying Fund’s investment program by preventing it from taking positions that the Underlying Manager of such Underlying Fund considers favorable. They may also result in overvaluations of certain securities due to restrictions on market efficiency. In addition, the SEC’s “Circuit Breaker Uptick Rule” and the emergency powers granted under the Short Selling Regulation to competent authorities during times of stressed markets and with respect to individual securities, may adversely affect an Underlying Fund by preventing it from taking hedging positions or other positions that the Underlying Manager of such Underlying Fund considers to be in such Underlying Fund’s best interests. The imposition of emergency measures under the Short Selling Regulation could, therefore, result in substantial losses to an Underlying Fund.

Commodities And Futures Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commodities and Futures Trading. The Underlying Funds may invest in commodities and futures contracts. Substantially all trading in commodities and futures has as its basis a contract to purchase or sell a specified quantity of a particular asset for delivery at a specified time, although certain Financial Instruments, such as market index futures contracts, may be settled only in cash based on the value of the underlying composite index. Futures trading involves trading in contracts for future delivery of standardized, rather than specific, lots of particular assets.

(i)	Volatility: Futures prices are highly volatile. Price movements for the futures contracts and options on futures contracts which an Underlying Manager may trade are influenced by, among other things, changes in supply and demand relationships, weather, agricultural, trade, fiscal and monetary programs and policies of governments, U.S. and foreign, political and economic events and policies, changes in national and international interest rates and rates of inflation, currency controls, devaluations and revaluations, and sentiments of the marketplace. Governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. No assurance can be given that the Underlying Funds will be profitable or that they will not incur substantial losses.

(ii)	Position Limits: The CFTC and certain exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in particular commodities. All commodity accounts owned, held, controlled or managed by an Underlying Manager or its principals and affiliates, including accounts of other clients for which the Underlying Manager acts as commodity trading advisor, will be combined for position limit purposes with the positions held in the Underlying Manager’s Underlying Fund. It is possible that trading decisions of an Underlying Manager may have to be modified and that positions held by an Underlying Fund may have to be liquidated to avoid exceeding such limits. Certain non-U.S. exchanges are not subject to position limits.

(iii)	Price Limits: U.S. commodity exchanges may limit fluctuations in futures contracts prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” In addition, even if futures prices have not moved beyond the daily limit, an Underlying Manager may not be able to execute futures trades at favorable prices if little trading in such contracts is taking place (i.e., there is a “thin” market).

(iv)	Margin: Futures are typically traded on “margin.” The “margin” is the amount of escrow or performance bond deposit that an Underlying Fund will have to make and maintain with its FCMs to secure its future obligation to close out open positions. The initial margin requirements may be satisfied by the deposit of cash (or, in some U.S. markets, certain U.S. Government obligations). The open positions must be “marked to market” daily, requiring additional margin deposits if the position reflects a loss that reduces an Underlying Fund’s equity below the level required to be maintained and permitting release of a portion of the deposit if the position reflects a gain that results in excess margin equity. The level of margin that must be maintained for a given position is sometimes subject to increase, requiring additional cash outlays. In the futures markets, margin deposits are typically low relative to the value of the futures contracts purchased or sold. Such low margin deposits result in a high degree of leverage. Because margin requirements normally range upward from as little as 2% or less of the total value of the contract, a comparatively small commitment of cash or its equivalent may permit trading in futures contracts of substantially great value. As a result, price fluctuations may result in a contract profit or loss that is disproportionate to the amount of funds deposited as margin. Such a profit or loss may materialize suddenly, since the prices of futures frequently fluctuate rapidly and over wide ranges, reflecting both supply and demand changes and changes in market sentiment.

(v)	Size of Underlying Managers’ Accounts: Depending upon the size of an Underlying Fund, it may be difficult or impossible for the Underlying Manager to take or liquidate a position in a particular commodity, method or strategy due to the size of the accounts which may be managed by such Underlying Manager.

Security Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Security Futures Contracts. The Underlying Funds may trade security futures contracts. Security futures contracts include both futures contracts on single stocks and futures contracts on narrow-based securities indices. They are treated as both futures and securities and, therefore, are subject to the joint jurisdiction of the SEC and the CFTC. Security futures contracts are subject to the same risks as other securities, as well as to the greater volatility and risks of futures trading. Since they are relatively new products, security futures contracts have relatively low liquidity and limited trading history.

Exchanges For Related Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchanges for Related Products. The Underlying Funds may engage in exchange for related products (“EFRPs”) transactions, including in exchanges of futures for physicals (“EFPs”). An EFRP is a transaction permitted under the rules of many futures exchanges in which two parties may exchange futures positions without making an open, competitive trade on the exchange. In general, the buyer of the physical commodity buys the corresponding futures contract, while the seller of the physical commodity sells that futures contract. The prices at which such transactions are executed are negotiated between the parties. If an Underlying Fund were prevented from such trading as a result of regulatory changes, the Underlying Fund’s performance could be adversely affected.

Forward Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Trading. The Underlying Funds may enter into forward contracts in the over-the-counter markets. Forward contracts and options thereon, unlike exchange traded futures contracts and options on futures contracts), are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals that deal in the forward markets are not required to continue to make markets in the commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Trading in Currencies. The Underlying Funds may trade currencies and related Financial Instruments in interbank and forward contract markets. An Underlying Fund may be exposed in the interbank market to risks associated with any government or market action that might suspend or restrict trading or otherwise render illiquid, in whole or in part, the Underlying Fund’s position. An Underlying Manager may trade currencies and financial instruments in interbank and forward contract markets which the Underlying Manager believes to be well-established and of recognized standing. The Underlying Manager may effect such trades with Brokers and other market participants which it believes to be creditworthy.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements and Reverse Repurchase Agreements. The Underlying Funds may enter into repurchase and reverse repurchase agreements. Repurchase agreements involve the sale of a Financial Instrument by an Underlying Fund and its agreement to repurchase the Financial Instrument at a specified time and price (thereby financing the Underlying Fund’s acquisition of such Financial Instrument). If the party to whom such Financial Instrument is sold should default, as a result of bankruptcy or otherwise, an Underlying Fund may not be able to recover the Financial Instruments sold, which could result in a loss to the Underlying Fund if the value of such Financial Instruments has increased over their repurchase price. Similarly, entering into reverse repurchase agreements involves certain risks. A reverse repurchase agreement involves the purchase of a Financial Instrument by an Underlying Fund from a Broker that agrees to repurchase the Financial Instrument at the Underlying Fund’s cost plus interest within a specified time. Under a reverse repurchase agreement, an Underlying Fund continues to receive any principal and interest payments on the underlying Financial Instrument during the term of the agreement. If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, an Underlying Fund may seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the Financial Instruments if their value should fall below their repurchase price. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, an Underlying Fund’s ability to dispose of the underlying Financial Instruments may be severely restricted.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments. The Financial Instruments and other assets in which the Underlying Funds may invest include assets that are subject to legal or contractual restrictions on their resale (e.g., Financial Instruments issued by privately-held entities) or for which there is a relatively inactive trading market, making purchases or sales at desired prices or in desired quantities difficult or impossible. Further, as part of its emergency powers, an exchange or regulatory authority can suspend or limit trading in a particular instrument, order immediate liquidation and settlement of a particular contract, or order that trading in a particular contract be conducted for liquidation only. The possibility also exists that governments may intervene to stabilize or fix exchange rates, restricting or substantially eliminating trading in the affected currencies. Illiquid Financial Instruments may be required to be held for a lengthy period of time and often require more time to sell and result in higher brokerage charges or dealer discounts and other selling expenses than does the sale of Financial Instruments eligible for trading on national securities exchanges or for which there is an active over-the-counter market. In addition, due to thin trading in certain Financial Instruments or assets, investments in such Financial Instruments or assets may be less liquid than alternative investments for which there is a more active trading market, which could cause an Underlying Fund to suspend its NAV calculations and/or withdrawals and/or to designate all or a portion of its assets as side pockets. Therefore, the Underlying Funds’ investments in illiquid or thinly-traded Financial Instruments or assets may reduce the returns of the applicable Underlying Funds because they may be unable to sell the illiquid or thinly-traded Financial Instruments or assets at an advantageous time or price.

Fixed Income Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Investments. The Underlying Funds may invest in fixed-income Financial Instruments. The value of fixed-income Financial Instruments will change as the general levels of volatility and interest rates fluctuate. When interest rates decline, the value of fixed-income Financial Instruments can be expected to rise. Conversely, when interest rates rise, the value of such Financial Instruments can be expected to decline. Investments in lower rated or unrated fixed-income Financial Instruments, while generally providing greater opportunity for gain and income than investments in higher rated Financial Instruments, usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such Financial Instruments).

Libor Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Libor Discontinuation Risk. Certain of the Underlying Funds’ investments, interest payment obligations and financing terms may be based on floating rates, such as LIBOR. LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will cease publication after June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non- representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financial Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Underlying Funds and Master Fund. The effect of any changes to, or discontinuation of, LIBOR on the Underlying Funds and Master Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers.

The transition process could lead to (i) increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, or (ii) a reduction in the value of some LIBOR-based investments or (iii) reduced effectiveness of related Fund transactions. All of the aforementioned may adversely affect the Master Fund’s, and thus the Fund’s, performance or NAV. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Underlying Funds and Master Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Secured Overnight Financing Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
SOFR Risk. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities. The Underlying Funds may invest in “high yield” bonds and preferred securities which are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities). Financial Instruments in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated Financial Instruments and are generally considered to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal. They also are generally considered to be subject to greater risk than Financial Instruments with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower- rated Financial Instruments, the yields and prices of such Financial Instruments may tend to fluctuate more than those of higher-rated Financial Instruments. The market for lower-rated Financial Instruments is thinner and less active than that for higher-rated Financial Instruments, which can adversely affect the prices at which these Financial Instruments can be sold. In addition, adverse publicity and investor perceptions about lower rated Financial Instruments, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated Financial Instruments. Investments in sovereign debt involve special risks in that in the event of default, an Underlying Fund’s recourse against the issuer may be limited.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities. The Underlying Funds may invest in asset-backed securities (“ABS”). ABS are debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. Issuers of ABS are primarily banks and finance companies, captive finance subsidiaries of non-financial corporations or specialized originators such as credit card lenders. An ABS is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the ABS. Interests in or other securities issued by the trust or special- purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.

The structure of an ABS and the terms of the investors’ interest in the collateral can vary widely depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject an Underlying Fund to additional risk.

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest- rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders and from the need to mark to market the excess servicing or spread account proceeds carried on the balance sheet. Liquidity risk can arise from increased perceived credit risk. Liquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets. Investments in ABS also entail legal risks, including the risks that the investors may not have an enforceable agreement against the issuer or a valid security interest in the underlying collateral, as well as the risk that events that materially affect the value of the underlying collateral (for example, a default on an underlying loan or derivative instrument) may not be tied directly to the rights of the ABS holders (for example, by triggering the declaration of a default on the ABS). As a result, the Underlying Funds’ investments in ABS could decline substantially in value.

Mortgage Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Related Securities.

(i)	Generally: The Underlying Funds may invest in mortgage-related securities. Generally, mortgage- related securities tend to be sensitive to changes in interest rates. Therefore, during a period of rising interest rates, such mortgage-related securities may exhibit additional volatility. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money in lower prevailing interest rates. Special risks may also be associated with investments in fixed or adjustable rate mortgage pass-through securities, and fixed or adjustable rate collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities (“SMBSs”). For example, SMBSs are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In some cases, one class will receive all of the interest while the other will receive the entire principal. The yield to maturity of SMBSs may be extremely sensitive to the rate of principal payments on the underlying mortgage loans. A rapid change in the rate of principal payments may have a material adverse effect of the yield to maturity of SMBSs. It is therefore possible that an Underlying Fund may incur losses on its investments in SMBSs regardless of their ratings by rating agencies such as Standard & Poor’s and Moody’s.

(ii)

Sub-Prime Mortgage Market: Certain Underlying Funds may buy and sell sub-prime mortgage loans (and/or related Financial Instruments) that are secured by residential real estate owned by borrowers who may not meet conforming underwriting guidelines because of unusual loan-to- value ratios, the nature or absence of income documentation, limited credit histories, high levels of consumer debt, and/or past credit difficulties. Certain Underlying Funds may also purchase and sell loans (and/or related Financial Instruments) secured by commercial real estate. Such loans may be sub-prime or investment grade. The collateral for such loans could include any type of commercial real estate including, without limitation, office buildings, research parks, industrial real estate, “big box” malls, local and regional shopping malls, outlet malls, parking lots and/or garages, and apartment complexes.

These types of sub-prime mortgage loans generally have higher delinquency and default rates than prime or ordinary course loans. Delinquency interrupts the flow of projected interest income from a loan and default can ultimately lead to a loss if the net realizable value of the property securing the loan is insufficient to cover the principal and interest due on the loan. Also, the cost of financing and servicing a delinquent or defaulted loan is generally higher than for a performing loan. In addition, because sub-prime mortgage loans frequently have a higher loan-to-value ratio than ordinary course loans, a decrease in the underlying property values increases the probability that a holder of a loan will receive less than the full amount due in the event of a default. The Underlying Funds bear the risk of delinquency and default on loans beginning when loan and/or related Financial Instruments are purchased until the loan is collected.

(iii)	Market Conditions: Recently, the residential mortgage market in the United States has experienced a variety of difficulties and changed economic conditions that have adversely affected the performance and market value of mortgage-backed securities and issuers backed by mortgage- backed securities. Delinquencies, defaults and losses with respect to residential mortgage loans generally have increased in recent periods, and may continue to increase, particularly in the sub- prime sector. In addition, in recent periods, housing prices and appraisal values in many U.S. states have declined or stopped appreciating. A continued decline or an extended flattening of those values may result in additional increases in delinquencies and losses on mortgage-backed securities generally, particularly with respect to second homes and investor properties and with respect to any residential mortgage loans whose aggregate loan amounts (including any subordinate liens) are close to or greater than the related property values.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Securities. The Underlying Funds may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Underlying Funds.

Investment Risks Of Bank Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risks of Bank Debt.

(i)	Lack of Regulation: The Underlying Funds may invest in bank debt. Bank debts are not traded on regulated exchanges, are not registered with U.S. or other governmental authorities and are not subject to the rules of any self-regulatory organization.

(ii)	Default Rates of Term Bank Debts: There are varying sources of statistical default rate data for term bank debts and numerous methods for measuring default rates. The historical performance of the term debt market is not necessarily indicative of its future performance. Should increases in default rates occur with respect to the type of collateral securing the bank loans in which an Underlying Fund invests, the actual default rates of the bank loans held by the relevant Underlying Fund may exceed the hypothetical default rates used by the Underlying Manager in determining to purchase such bank debt.

(iii)	Bank Debt Participations: An Underlying Fund may invest in bank debt participations, which involve certain risks in addition to those associated with direct loans. A bank debt participant has no contractual relationship with the borrower of the underlying bank debt. As a result, the participant is generally dependent upon the lender to enforce its rights and obligations under the bank debt agreement in the event of a default and may not have the right to object to amendments or modifications of the terms of such bank debt agreement. A participant in a syndicated bank debt generally does not have voting rights, which are retained by the lender. In addition, a bank debt participant is subject to the credit risk of the lender as well as the borrower, since a bank debt participant is dependent upon the lender to pay its percentage of payments of principal and interest received on the underlying bank debt.

(iv)	Bank Debt Assignments: An Underlying Fund may invest in bank debt assignments, which involve certain risks. An Underlying Manager may purchase a bank debt assignment with a conduit vehicle created solely for the purchase of bank debt assignments. Therefore, in the context of a bank debt assignment, the relevant Underlying Fund would become an owner of the conduit vehicle, and as such, would have no rights other than as an investor under the charter document of the conduit vehicle. Such Underlying Fund is subject to the credit risks of both the borrower and the conduit vehicle.

(v)	Interest-Rate Risks of Investments in Bank Debt: The value of securities in which an Underlying Fund invests generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the receivables or bank debt underlying specific securities are pre-payable, the value of such securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.

Credit Risk Of Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk of Issuer. The risks associated with certain Financial Instruments traded by an Underlying Fund may include credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a Financial Instrument’s credit rating may affect a Financial Instrument’s value. Financial Instruments rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher rated Financial Instruments.

Credit Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Ratings. Credit ratings of debt securities are not a guarantee of quality. A credit rating represents only the applicable rating agency’s opinion regarding credit quality based on the rating agency’s evaluation of the safety of the principal and interest payments. In determining a credit rating, rating agencies do not evaluate the risks of fluctuations in market value. As a result, a credit rating may not fully reflect the risks inherent in the relevant security. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, to the extent that a rating agency rates a security at the request of an issuer, the rating agency has a conflict of interest in providing such rating.

Risks Related To Investing In Illiquid Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Investing in Illiquid Underlying Funds. With respect to the Master Fund’s investments in Illiquid Underlying Funds (e.g., closed end private equity, growth capital, venture capital, real estate funds or co-Underlying Funds), the Master Fund generally will be unable to redeem or withdraw, as applicable, its investment in any such Illiquid Underlying Fund at its option, and there are significant restrictions associated with the ability to sell, transfer or otherwise dispose of the Master Fund’s investment in any such Illiquid Underlying Fund. Further, the lack of liquidity of any Illiquid Underlying Fund, and the possibility of limited information regarding the investments made by such Illiquid Underlying Fund, may make it difficult for an administrator or valuation agent to accurately value such Illiquid Underlying Fund, and may cause any resulting valuations to be inaccurate. In addition, the length of the Master Fund’s investment in any Illiquid Underlying Fund will depend on the term of such Illiquid Underlying Fund, which term could be extended from time to time in accordance with the governing documents of such Illiquid Underlying Fund. Accordingly, the duration of the Master Fund’s investment in any Illiquid Underlying Fund is expected to be a very extended period of time and could be made longer if such Illiquid Underlying Fund extends its term.

Leveraged Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraged Investments. An Underlying Fund may make use of leverage by having a portfolio company incur debt to finance a portion of its investment in such company. Leverage generally magnifies both the opportunities for gain and the risk of loss from a particular investment. The cost and availability of leverage is highly dependent on the state of the broader credit markets, which is difficult to separately forecast, and at times it may be difficult to obtain or maintain the desired degree of leverage. The use of leverage also imposes restrictive financial and operating covenants on a company, in addition to the burden of debt service, and may impair its ability to finance future operations and capital needs. The leveraged capital structure of companies will increase the exposure of an Underlying Fund’s investments to a deterioration in the company’s condition or industry, competitive pressures, an adverse economic environment or rising interest rates and could accelerate and magnify declines in the value of such Underlying Fund’s investments in the leveraged portfolio companies in a down market. In the event any portfolio company cannot generate adequate cash flow to meet debt service, an Underlying Fund may suffer a partial or total loss of capital invested in the portfolio company, which would adversely affect the returns of such Underlying Fund. Furthermore, should the credit markets be tight at the time an Underlying Fund determines that it is desirable to sell all or a part of the portfolio company, such Underlying Fund may not achieve an exit multiple or enterprise valuation consistent with forecasts. Moreover, the companies in which the Underlying Funds invest generally will not be rated by a credit rating agency.

General Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Real Estate Investment Risks. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of real estate investments made by an Underlying Fund. The performance and value of real estate investments once acquired depends upon many factors beyond an Underlying Manager’s control. Revenues and cash flows from real estate investments may be adversely affected by:

●	changes in national or local economic conditions, including unemployment rates and consumer spending/confidence;

●	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

●	the supply of available properties to acquire at attractive pricing in a particular market;

●	competition from other investors pursuing the same or similar strategies;

●	competition from other properties offering the same or similar services and amenities, including technology capabilities;

●	rising labor, materials and financing costs;

●	access to transportation, highways and roadways;

●	changes in interest rates and in the state of the debt and equity capital markets;

●	the on-going need for capital improvements, particularly in older building structures;

●	changes in real estate tax rates and other operating expenses;

●	civil unrest, acts of God, including earthquakes, hurricanes and other natural disasters, acts of war or terrorism, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

●	changes in governmental rules/regulations and fiscal policies which may result in adverse tax consequences, unforeseen increases in operating expenses generally or increases in the cost of borrowing;

●	the bankruptcy or liquidation of major tenants or a decline in the business operated by tenants;

●	adverse changes in zoning laws;

●	the impact of present or future environmental legislation and compliance with environmental laws;

●	the impact of lawsuits which could cause an Underlying Fund to incur significant legal expenses and divert the Underlying Manager’s time and attention away from the day-to-day operations of the Underlying Fund; and

●	other factors that are beyond an Underlying Manager’s control and the control of the property owners.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risks. The acquisition, ownership, leasing and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property in relation to activities that took place prior to an Underlying Fund’s investment in such properties. In addition, at the time of disposition of a property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such buyer should be awarded due diligence expenses incurred or damages for misrepresentation relating to disclosures made, if such buyer is passed over in favor of another as part of an Underlying Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue an Underlying Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

General Regulatory Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Regulatory Considerations. The operation of a property will likely require the approval of, or compliance with, regulations of national and/or local governmental and regulatory authorities (including building codes and laws and regulations pertaining to fire safety and handicapped access) and, in some cases, consents of third parties. There can be no assurance that any required approvals and consents will be obtained on a timely basis, if at all. Additionally, certain approvals previously received may be rescinded, conditions set forth in interim permits (if any) may delay the issuance of final permits, and litigation may arise with respect to interim or final permits. In addition to the foregoing, regulatory enactments, including various permit or licensing requirements, or changes in their interpretation by the applicable authorities, may limit the ability to develop, manage, lease or dispose of a property in which an Underlying Fund has invested. An Underlying Fund may be required to incur significant costs to comply with any future changes in such laws or regulations. However, noncompliance with existing or future laws and regulations to which the properties in which an Underlying Fund invests are subject could result in substantial expenditures to bring such Underlying Fund’s investments into compliance, as well as the imposition of fines or an award of damages to private litigants, which might adversely affect such Underlying Fund’s performance.

Environmental And Other Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental and Other Liabilities. An Underlying Fund and its real estate investments may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. An Underlying Fund and its real estate investments may be subject to a wide range of environmental, health and safety laws, ordinances and regulations, including, without limitation, those relating to the investigation, removal, and remediation of past or present releases of hazardous or toxic substances. Such laws may impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard as to whether the owner or operator knew of, or caused, the presence or release of such substances. Environmental liabilities are generally not limited under such laws and could exceed the value of the relevant property and/or the aggregate assets of the responsible party. The presence of such substances, or the failure to properly remediate related contamination, may adversely affect the marketability of the real estate or the value of such property as collateral, which could have an adverse effect on returns on investments. In addition, some environmental laws create a lien on contaminated property in favor of the government for costs it incurs in connection with the contamination. In addition to clean-up actions brought by governmental agencies and private parties, the presence of hazardous substances on a property may lead to claims of personal injury, property damage or other claims by private plaintiffs.

Relative Value Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Relative Value Strategy. The Underlying Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Underlying Funds for the business and financial risks assumed. An Underlying Fund may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, an Underlying Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of an Underlying Fund’s assets may be committed to the securities purchased, thus possibly preventing an Underlying Fund from investing in other opportunities. In addition, an Underlying Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If an Underlying Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of an Underlying Fund may exceed those of other portfolios that hold long positions only.

Long Short Equity Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Long/Short Equity Strategy. An Underlying Fund buys undervalued securities which are expected to outperform, and short sells overvalued securities which are expected to underperform. Investing in long/short equity strategies presents the opportunity for significant losses including in some cases, losses which exceed the principal amount invested. There is also the possibility that long and short strategies could both fail, thereby increasing volatility and potential losses.

Event Driven Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Driven Strategy. Event driven strategies focus on companies that are facing some type of change “event,” like a merger or a bankruptcy. Underlying Managers will research the circumstances around a particular event and try to identify potential opportunities that might result. The performance of event driven strategies tends to track the Underlying Manager’s level of success in being able to identify and take advantage of events impacting individual securities. An Underlying Manager might make an investment decision in anticipation of an event, and it is possible that the outcome may not turn out as anticipated.

Private Equity Growth Equity And Venture Capital Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Equity, Growth Equity and Venture Capital Strategies. Investments in start-up and growth- stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. Even if a company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Master Fund’s investment to decrease significantly. Many investment decisions by the Investment Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Investment Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Real Estate Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Strategy. The value of real estate investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals generally and, in the United States in particular, will have an adverse effect on the performance of the Master Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, acts of war or terrorism, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Certain significant expenditures associated with real estate (such as real estate taxes, maintenance costs and, where applicable, mortgage payments) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property.

General Risks Of Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Arbitrage Transactions. The success of arbitrage strategies (whether convertible arbitrage, merger arbitrage, volatility arbitrage, capital structure arbitrage or otherwise) depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Arbitrage Transactions. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Underlying Funds may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Underlying Funds will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally:

●	Losses may result if an Underlying Fund holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

●	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to an Underlying Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

●	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then- current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

●	An Underlying Fund may incur losses if a Financial Instrument lender demands that an Underlying Fund return its borrowed Financial Instrument and such Underlying Fund is unable to find an alternative-lending source. In such event, the Underlying Fund may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Merger Arbitrage Investments. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. An Underlying Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by an Underlying Fund may decline significantly. It is also possible that the difference between the price paid by an Underlying Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where an Underlying Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Underlying Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If an Underlying Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Underlying Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, an Underlying Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, an Underlying Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect an Underlying Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by an Underlying Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below an Underlying Fund’s cost, returned securities may be resold at a loss.

Capital Structure Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Capital Structure Arbitrage. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Underlying Funds may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Market Neutral Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Neutral Strategies. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Underlying Funds to certain market risks.

Special Situation Investments Distressed Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situation Investments/Distressed Companies. Certain of the Underlying Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Underlying Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. Any one or all of the issuers of such investments may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which an Underlying Fund invests, such Underlying Fund may lose its entire investment or may be required to accept cash or illiquid securities with a value less than such Underlying Fund’s original investment.

Spread Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Spread Trading. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that an Underlying Fund may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by an Underlying Fund and the price the Underlying Manager expects to receive upon consummation of a transaction.

Straddles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Straddles. An Underlying Fund may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

New Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Strategies. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for an Underlying Fund, the risk/reward profile of the Underlying Fund could be shifted significantly towards increased levels of risk. The Master Fund and Fund only can be successful if the Underlying Funds are able to trade and invest successfully, and there can be no assurance that this will be the case.

Trade Errors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Errors. Generally, an Underlying Fund (and not its Underlying Manager) will be responsible for any losses resulting from portfolio management, trading or administrative errors in connection with such Underlying Fund’s investment activities, in the absence of fraud, willful misconduct or gross negligence by the Underlying Manager or its affiliates or personnel. In such circumstances, any gains or benefits that result from trade errors generally will also accrue to the applicable Underlying Fund. Such errors might include, for example, incorrect entry of a trade into an electronic trading system, errors when reconciling trade activity, or drafting errors related to derivatives contracts or confirmations. Given the volume of transactions executed by the Underlying Managers on behalf of the Underlying Funds, investors should assume that any such errors might occur, and that the Master Fund’s investment in any Underlying Fund may be adversely impacted by any resulting losses due to trade errors, even if such losses result from the negligence of the Underlying Manager of such Underlying Fund or its affiliates or personnel.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Potential Conflicts of Interest. The Investment Adviser has several actual and potential conflicts of interest relating to its management of the Master Fund. See “CONFLICTS OF INTEREST.”
Failure To Obtain 17 D Exemptive Relief Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to Obtain 17(d) Exemptive Relief. The Investment Company Act prohibits the Master Fund from making certain investments alongside affiliates unless it receives an order from the SEC permitting it to do so. The Master Fund has applied for exemptive relief from the provisions of Sections 17(d) of the Investment Company Act to invest in certain privately negotiated investment transactions alongside current or future business development companies (“BDCs”), private funds, separate accounts, or registered investment companies that are advised by the Investment Adviser or its affiliates or any company that is a direct or indirect, wholly- or majority-owned subsidiary of the Investment Adviser or its affiliates, collectively, the Master Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Master Fund or the Investment Adviser will receive such exemptive relief, and if they are not able to obtain the exemptive relief, the Master Fund will not be permitted to participate in such co-investment opportunities. This may reduce the Master Fund’s ability to deploy capital and invest its assets. The Master Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through these co-investment opportunities.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. With the increased use of the Internet, the Fund, the Offshore Fund, Master Fund, the Investment Adviser, the Underlying Funds, the Underlying Managers, the Asset Managers and the service providers and vendors to such parties (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”), despite their efforts to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to their investors and/or clients. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Service Provider web site through denial-of- service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events may adversely impact the Fund, the Offshore Fund, Master Fund or an Underlying Fund or its investors or cause an investment in any such fund to lose value. For instance, such attacks, failures or other events may interfere with the processing of subscriptions and redemptions, impact the Fund, Master Fund and/or an Underlying Fund’s ability to calculate its NAV, cause the release of private investor information or confidential fund information or cause reputational damage. Such attacks, failures or other events could also subject the Fund, Master Fund an Underlying Fund and/or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Fund, Master Fund, an Underlying Fund and/or their respective Service Providers may also incur significant costs to manage and control Cyber Risk. While the Fund, Master Fund, the Underlying Funds and/or their respective Service Providers may have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risk is also present for issuers of securities or other instruments in which an Underlying Fund invests, which could result in material adverse consequences for such issuers and may cause an Underlying Fund’s investment in such issuers to lose value.

Disaster Recovery And Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Disaster Recovery and Data Security. In managing the Fund and Master Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Master Fund and Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Master Fund and Fund, which in turn could lead to litigation in which the Master Fund or Fund could incur liability.

The Investment Adviser has in place information security, incident response, backup, and disaster recovery procedures intended to prevent or mitigate damage if such an event occurs. However, a breach could nevertheless occur, and such procedures could fail or be insufficient to avoid, mitigate, or remedy the breach. Moreover, the ever-changing methods and technologies used to obtain unauthorized access to systems through means such as third-party acts, computer error, malicious code, employee error, or malfeasance often are not known until used against a potential target. Therefore, the Investment Adviser may be unable to anticipate the destructive or invasive methods and technologies that could be used against its systems or to implement adequate protections.

Legal Tax And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Master Fund and Fund. For example, the regulatory and tax environment for derivative instruments in which the Master Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Master Fund and the ability of the Master Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Master Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Master Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Master Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Master Fund without a shareholder vote. Rule 18f-4 under the Investment Company Act may require the Master Fund and Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Master Fund and Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Master Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Master Fund or Underlying Managers from using certain instruments. Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Master Fund and Fund to pursue their investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the Underlying Funds or the Master Fund and Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Master Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Master Fund and Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Master Fund or its Underlying Funds invest could have a material effect on the tax consequences to the members. In the event of any such change in law, each Member is urged to consult its own tax advisers.

Tax Characterization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Characterization. The Fund and the Master Fund intend to take the position that they are properly treated as partnerships for U.S. federal income tax purposes. In order to be treated as a partnership, the Fund will impose limitations on the transferability of Units. Such limitations may result in illiquidity of the Units and delays in the ability to transfer.

Under such limitations, any transfer of Units generally requires express written consent of the Fund. Further, all transfers of Units must be: (i) transfers of Units to an entity controlled by the transferor, but only if the basis of the transferee is determined in whole or in part by reference to the basis in the hands of the transferor; (ii) transfers at death of the Member; (iii) transfers between members of a family; (iv) transfers involving distributions from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the “Code”), or an individual retirement account; (v) transfers of more than 2% of the total interests in partnership capital or profits; and (vi) transfers of interests of one or more members representing in the aggregate 50% or more of the total interests in membership capital and profits in one transaction or a series of related transactions. This would be sufficient to avoid treatment of the Fund as a publicly traded partnership, assuming that a beneficial interest in Units will not be traded or otherwise marketed on or through an “established securities market” within the meaning of Section 7704(b) of the Code and the Treasury Regulations promulgated thereunder. Second, each beneficial owner (including the initial transferee) of Units will be required, by its acceptance of a beneficial interest in Units to make certain certifications, representations, and warranties. If such representations, warranties, and covenants are not complied with, or if similar restrictions are not followed by holders of the Units, then the Fund could become a publicly traded partnership, and thereby become subject to an entity level income tax.

Changes In Applicable Tax Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Changes in Applicable Tax Laws. Changes in applicable tax laws could affect, perhaps adversely, a Member’s tax consequences of an investment in the Fund.
Limits Of Risk Disclosure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIMITS OF RISK DISCLOSURE

The above discussions relating to various principal risks associated with the Fund, the Units, the Offshore Fund, the Master Fund, and the Underlying Funds are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Memorandum and consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s and the Master Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Memorandum.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund, the Offshore Fund, the Master Fund or any Underlying Fund will be successful, that the various Underlying Funds selected will produce positive returns or that the Fund, the Offshore Fund, and the Master Fund will achieve their investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		235 West Galena Street
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53212
Contact Personnel Name		Ann Maurer

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Member’s Units at any time prior to the day immediately preceding the one-year anniversary of a Member’s purchase of the Units (on a “first in — first out” basis). An early repurchase fee payable by a Member may be waived by the Fund, in circumstances where the Board of Managers of the Fund (the “Board”) determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Member. See “TENDER/REPURCHASE PROCEDURES.”
[2]	The Investment Management Fee is payable by the Master Fund but will be borne indirectly by Members as a result of the Fund’s investment in the Master Fund (through the Offshore Fund). The Investment Adviser receives an annual Management Fee, payable quarterly in arrears, equal to, 0.75% on the first $30 million of the Master Fund’s net assets, 0.70% on net assets between $30,000,001 and $40,000,000, 0.65% on net assets between $40,000,001 and $50,000,000, and 0.60% on the Master Fund’s net assets greater than $50 million as determined as of the last business day of each calendar quarter. The Investment Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Units in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund.
[3]	“Fees and Interest Payments on Borrowed Funds” are based up on the estimated amounts that the Master Fund is expected to incur for the current fiscal year.
[4]	The Fund is relying on exemptive relief from the SEC that allows the Fund, subject to certain conditions, to adopt a Shareholder Service Plan. Under the Shareholder Service Plan, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the net assets of the Fund attributable to Units (the “Shareholder Servicing Fee”) to qualified recipients under the Shareholder Service Plan. The Fund may pay all or a portion of these fees to any registered securities dealer, financial institution, or any other person (each, a “Recipient”) who provides certain member services, pursuant to a written agreement.
[5]	As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Master Fund. The private Underlying Funds in which the Master Fund expects to invest generally charge a management fee, which will range from 0% to 2.5% per annum of the Master Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 10% to 25% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Master Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Master Fund’s expenses of the Underlying Funds. The Acquired Fund Fees and Expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Master Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[6]	“Other Expenses” is an estimate based on anticipated aggregate net assets in the Fund and Master Fund and anticipated expenses for the current fiscal year of the Fund’s and Master Fund’s operations, and includes, among other things, professional fees, and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, escrow agent and custodian.
[7]	Total Annual Expenses and Net Annual Expenses will differ from the ratios of expenses to average net assets shown in the financial statements included in the Master Fund’s annual report, which will not reflect (i) the portion of Acquired Fund Fees and Expenses that represent costs incurred at the Underlying Fund level, as required to be disclosed in the above table; and (ii) the current expenses of the Fund and Master Fund.
[8]	The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s investment management fee and other fees and expenses) (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Total Annual Expenses, but excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.50% of the average daily net assets of the Fund on an annualized basis (the “Expense Limit”). The current term of the Expense Limitation and Reimbursement Agreement continues until July 1, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.50%. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment. See “FUND AND MASTER FUND EXPENSES.”
[9]	Commencement of operations.
[10]	As of August 31, 2023.